JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 29.6%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	338	321
7.50%, 12/1/2024(a)	589	527
7.50%, 3/15/2025(a)	5,000	4,313
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	1,885	1,958
Howmet Aerospace, Inc.
5.13%, 10/1/2024	4,373	4,755
5.90%, 2/1/2027	3,054	3,546
6.75%, 1/15/2028	118	139
5.95%, 2/1/2037	110	130
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	1,420	1,523
TransDigm, Inc. 6.25%, 3/15/2026(a)	5,712	6,055
Triumph Group, Inc.
5.25%, 6/1/2022	50	46
6.25%, 9/15/2024(a)	2,566	2,489
7.75%, 8/15/2025	2,540	2,229

		28,031

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	3,005	3,054
6.75%, 8/15/2024(a)	3,998	4,236

		7,290

Airlines — 0.1%
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,852	1,955
4.75%, 10/20/2028(a)	2,592	2,790
United Airlines Holdings, Inc.
5.00%, 2/1/2024	266	259
4.88%, 1/15/2025	388	374

		5,378

Auto Components — 0.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	3,620	3,647
Adient US LLC 7.00%, 5/15/2026(a)	4,760	5,165
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	3,298	3,489
5.88%, 6/1/2029(a)	3,485	3,886
3.75%, 1/30/2031(a)	1,765	1,778
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	9,630	9,979
6.25%, 3/15/2026	828	849
6.50%, 4/1/2027	3,140	3,281
BorgWarner, Inc. 5.00%, 10/1/2025(a)	2,940	3,446
Clarios Global LP
6.25%, 5/15/2026(a)	3,900	4,144
8.50%, 5/15/2027(a)	2,780	2,992
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	884	713
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	2,380	2,499
Dana, Inc. 5.38%, 11/15/2027	2,745	2,920
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	813	814
5.00%, 5/31/2026	503	513
4.88%, 3/15/2027	118	119
Icahn Enterprises LP
6.25%, 2/1/2022	1,575	1,584
6.75%, 2/1/2024	370	377
4.75%, 9/15/2024	500	515
6.25%, 5/15/2026	2,691	2,812
IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026(a)(b)	4,960	5,096
Tenneco, Inc.
5.38%, 12/15/2024	540	489
5.00%, 7/15/2026	1,335	1,201
7.88%, 1/15/2029(a)	1,000	1,103

		63,411

Automobiles — 0.0%(c)
General Motors Co. 5.00%, 4/1/2035	240	284
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	1,000	914

		1,198

Banks — 0.8%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(d)(e)(f)(g)	1,740	1,918
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(d)(e)(f)(g)	4,472	4,833
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(g)	716	795
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(g)	34	39
Barclays plc (United Kingdom) (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(g)	9,750	10,481
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.70%, 2/15/2021(d)(e)(g)	43	43
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(g)	865	911
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(g)	4,714	5,087
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(g)	83	95

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(g)	200	241
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(a)	2,600	2,586
ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(d)(e)(f)(g)	900	944
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(e)	1,400	1,567
Natwest Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(g)	5,500	5,722
6.00%, 12/19/2023	665	755
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(d)(e)(g)	12,295	13,451
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(d)(e)(g)	739	763
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(d)(e)(g)	200	234
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(a)(d)(e)(g)	500	521
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035(a)(e)	5,096	5,578
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 1/7/2021(d)(e)(g)	4,738	4,792

		61,356

Biotechnology — 0.0%(c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	1,000	1,011

Building Products — 0.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	125	131
American Woodmark Corp. 4.88%, 3/15/2026(a)	1,525	1,559
Builders FirstSource, Inc. 6.75%, 6/1/2027(a)	1,696	1,834
Elementia SAB de CV (Mexico) 5.50%, 1/15/2025(f)	1,400	1,416
James Hardie International Finance DAC
4.75%, 1/15/2025(a)	450	460
5.00%, 1/15/2028(a)	500	529
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	1,015	1,093
4.63%, 12/15/2025(a)	440	449
4.88%, 12/15/2027(a)	950	1,000
Masonite International Corp.
5.75%, 9/15/2026(a)	3,330	3,488
5.38%, 2/1/2028(a)	2,710	2,884
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	265	283
Standard Industries, Inc.
5.00%, 2/15/2027(a)	340	356
4.75%, 1/15/2028(a)	7,193	7,580
3.38%, 1/15/2031(a)	1,064	1,068
Summit Materials LLC
5.13%, 6/1/2025(a)	260	264
6.50%, 3/15/2027(a)	1,145	1,214

		25,608

Capital Markets — 0.4%
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(d)(e)(g)	9,000	9,798
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(d)(e)(g)	4,760	5,048
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(g)	5,070	5,078
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(d)(e)(g)	4,072	4,255
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	1,150	1,190
MSCI, Inc. 5.38%, 5/15/2027(a)	2,543	2,724
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(d)(e)(f)(g)	250	285

		28,378

Chemicals — 0.7%
Axalta Coating Systems LLC 4.75%, 6/15/2027(a)	5,397	5,694
Chemours Co. (The) 7.00%, 5/15/2025	7,326	7,582
CVR Partners LP 9.25%, 6/15/2023(a)	2,392	2,377
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	3,485	3,572

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hexion, Inc. 7.88%, 7/15/2027(a)	3,110	3,335
Huntsman International LLC 5.13%, 11/15/2022	200	214
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	2,500	2,545
Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026(a)	6,070	6,503
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	3,250	3,347
5.00%, 5/1/2025(a)	1,272	1,317
5.25%, 6/1/2027(a)	3,951	4,119
Olin Corp. 5.63%, 8/1/2029	2,620	2,816
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	150	149
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,775	1,890
4.50%, 10/15/2029	2,975	3,176
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	4,026	4,117
Tronox, Inc. 6.50%, 4/15/2026(a)	1,804	1,874

		54,627

Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	2,689	2,756
ADT Security Corp. (The)
4.13%, 6/15/2023	246	259
4.88%, 7/15/2032(a)	2,405	2,529
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,542	1,657
9.75%, 7/15/2027(a)	72	80
Aramark Services, Inc. 5.00%, 2/1/2028(a)	4,951	5,200
Brink’s Co. (The) 4.63%, 10/15/2027(a)	995	1,048
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	2,860	3,029
Covanta Holding Corp. 5.88%, 7/1/2025	1,390	1,447
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025(a)	3,250	3,315
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(a)	44	44
5.00%, 2/1/2025(a)	146	150
Nielsen Finance LLC 5.00%, 4/15/2022(a)	1,854	1,854
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	653	692
5.75%, 4/15/2026(a)	4,665	5,062

		29,122

Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	3,803	3,897
CommScope, Inc.
5.50%, 3/1/2024(a)	170	175
6.00%, 3/1/2026(a)	7,760	8,187
8.25%, 3/1/2027(a)	4,945	5,328
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,827
Plantronics, Inc. 5.50%, 5/31/2023(a)	2,380	2,386

		22,800

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	4,208	4,702
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048(f)	2,091	2,397
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034(f)	3,378	2,485
MasTec, Inc. 4.50%, 8/15/2028(a)	1,000	1,045

		10,629

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	2,164	2,234
4.50%, 9/15/2023	2,900	3,105
Ally Financial, Inc.
4.13%, 2/13/2022	35	36
5.13%, 9/30/2024	128	147
4.63%, 3/30/2025	1,366	1,552
5.75%, 11/20/2025	5,925	6,919
8.00%, 11/1/2031	418	599
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022(a)	5,500	5,582
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	1,166	991
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	2,000	2,046
3.22%, 1/9/2022	934	936
3.09%, 1/9/2023	3,350	3,363
3.37%, 11/17/2023	2,620	2,653
4.06%, 11/1/2024	1,000	1,040
4.69%, 6/9/2025	7,970	8,468
4.13%, 8/4/2025	2,500	2,588
3.38%, 11/13/2025	1,766	1,772
4.39%, 1/8/2026	1,500	1,560
4.54%, 8/1/2026	3,245	3,403
4.27%, 1/9/2027	15,340	15,879
4.13%, 8/17/2027	2,620	2,708
4.00%, 11/13/2030	2,133	2,154
General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	316
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024(a)(b)	3,710	3,244
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 3.23%, 12/21/2065(a)(e)	1,135	705

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Navient Corp. 6.13%, 3/25/2024	2,180	2,305
OneMain Finance Corp.
6.13%, 5/15/2022	245	258
5.63%, 3/15/2023	272	289
6.88%, 3/15/2025	935	1,071
7.13%, 3/15/2026	3,197	3,680
6.63%, 1/15/2028	4,603	5,282
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	2,146	2,236

		89,121

Containers & Packaging — 0.7%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	2,246	2,327
5.25%, 8/15/2027(a)	8,782	9,159
Berry Global, Inc.
5.13%, 7/15/2023	80	81
4.50%, 2/15/2026(a)	525	538
4.88%, 7/15/2026(a)	7,076	7,512
Crown Americas LLC 4.75%, 2/1/2026	860	893
Greif, Inc. 6.50%, 3/1/2027(a)	1,690	1,787
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	7,145	7,627
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	5,060	5,124
7.25%, 4/15/2025(a)	5,185	5,204
OI European Group BV 4.00%, 3/15/2023(a)	14	14
Sealed Air Corp.
5.13%, 12/1/2024(a)	1,995	2,187
5.50%, 9/15/2025(a)	250	280
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,159
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(h)	6,991	7,323
8.50%, 8/15/2027(a)(h)	1,545	1,673

		52,888

Distributors — 0.2%
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	4,207	4,475
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	2,565	2,151
9.00%, 11/15/2026(a)	5,895	4,952

		11,578

Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	647
4.63%, 12/15/2027	2,455	2,602
5.13%, 6/1/2029	3,309	3,677
3.38%, 8/15/2030	1,426	1,462

		8,388

Diversified Financial Services — 0.1%
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	2,967	3,167
8.25%, 11/15/2026(a)	201	219
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)	875	881

		4,267

Diversified Telecommunication Services — 2.7%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	5,687	6,410
6.00%, 2/15/2028(a)	995	1,010
Altice France SA (France)
7.38%, 5/1/2026(a)	12,790	13,430
8.13%, 2/1/2027(a)	400	440
5.50%, 1/15/2028(a)	3,500	3,650
CCO Holdings LLC
5.75%, 2/15/2026(a)	10,531	10,916
5.50%, 5/1/2026(a)	3,082	3,210
5.13%, 5/1/2027(a)	20,640	21,716
5.88%, 5/1/2027(a)	3,524	3,680
5.00%, 2/1/2028(a)	14,412	15,150
5.38%, 6/1/2029(a)	1,229	1,343
4.75%, 3/1/2030(a)	4,817	5,101
4.25%, 2/1/2031(a)	4,673	4,848
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	388	430
Series Y, 7.50%, 4/1/2024	3,707	4,156
5.63%, 4/1/2025	2,711	2,908
5.13%, 12/15/2026(a)	6,300	6,551
4.00%, 2/15/2027(a)	5,090	5,262
Series G, 6.88%, 1/15/2028	17	20
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	1,740	1,799
8.00%, 10/15/2025(a)	325	348
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	1,150	1,184
Embarq Corp. 8.00%, 6/1/2036	1,643	1,974
Frontier Communications Corp.
7.63%, 4/15/2024(i)	158	74
6.88%, 1/15/2025(i)	357	165
11.00%, 9/15/2025(i)	369	182
5.88%, 10/15/2027(a)	6,125	6,439
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	8,602	5,785
8.00%, 2/15/2024(a)(h)(i)	5,129	5,244
8.50%, 10/15/2024(a)(i)	5,163	3,641
9.75%, 7/15/2025(a)(i)	1,765	1,253
Level 3 Financing, Inc.
5.38%, 5/1/2025	4,436	4,554
5.25%, 3/15/2026	3,416	3,531
4.63%, 9/15/2027(a)	6,151	6,416
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(a)	110	117
Sprint Capital Corp.
6.88%, 11/15/2028	148	192
8.75%, 3/15/2032	12,816	19,652
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,765	8,084
6.00%, 9/30/2034	2,211	2,616
7.72%, 6/4/2038	3,920	5,363

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	500	544
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026(a)	2,560	2,678
5.50%, 5/15/2029(a)	6,015	6,519
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	2,250	2,238

		200,823

Electric Utilities — 0.5%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	500	578
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(f)	3,900	3,876
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040(a)	7,729	8,131
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(f)	2,601	2,677
Instituto Costarricense de Electricidad (Costa Rica)
6.95%, 11/10/2021(f)	1,300	1,283
6.38%, 5/15/2043(f)	690	497
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(a)	213	224
4.25%, 9/15/2024(a)	52	55
4.50%, 9/15/2027(a)	201	220
NRG Energy, Inc.
7.25%, 5/15/2026	2,315	2,456
6.63%, 1/15/2027	1,995	2,100
5.75%, 1/15/2028	3,166	3,455
5.25%, 6/15/2029(a)	294	321
3.63%, 2/15/2031(a)	900	934
PG&E Corp. 5.00%, 7/1/2028	4,100	4,377
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	501	524
5.63%, 2/15/2027(a)	1,370	1,447
5.00%, 7/31/2027(a)	4,380	4,633

		37,788

Electrical Equipment — 0.0%(c)
Sensata Technologies BV
4.88%, 10/15/2023(a)	255	274
5.63%, 11/1/2024(a)	200	224
5.00%, 10/1/2025(a)	517	574

		1,072

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
5.50%, 12/1/2024	390	431
4.25%, 4/1/2028	7,760	8,090
Sensata Technologies, Inc. 4.38%, 2/15/2030(a)	3,770	4,034

		12,555

Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,701	1,767
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	3,575	2,002
Nabors Industries, Inc. 5.75%, 2/1/2025	414	152
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023	75	60
5.25%, 11/15/2024	201	131
7.13%, 1/15/2026(a)	3,376	2,228
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	4,650	4,342
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	259	218
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	289	268
Transocean, Inc. 11.50%, 1/30/2027(a)	966	495

		11,663

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(a)	915	686
12.00% (PIK), 6/15/2026(a)(b)	2,432	527
Cinemark USA, Inc. 4.88%, 6/1/2023	3,316	3,139
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	4,410	4,377
5.63%, 3/15/2026(a)	643	650
6.50%, 5/15/2027(a)	2,550	2,824
4.75%, 10/15/2027(a)	1,820	1,795
Netflix, Inc.
5.88%, 2/15/2025	50	57
4.88%, 4/15/2028	4,845	5,548
5.88%, 11/15/2028	7,085	8,556
5.38%, 11/15/2029(a)	202	241
4.88%, 6/15/2030(a)	1,855	2,145
WMG Acquisition Corp. 5.50%, 4/15/2026(a)	525	545

		31,090

Equity Real Estate Investment Trusts (REITs) — 0.6%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	3,421	3,147
ESH Hospitality, Inc. 4.63%, 10/1/2027(a)	1,915	1,944
GEO Group, Inc. (The) 5.88%, 10/15/2024	250	197
GLP Capital LP
5.25%, 6/1/2025	225	250
5.75%, 6/1/2028	250	292
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	3,444	3,569
5.25%, 3/15/2028(a)	763	798
4.88%, 9/15/2029(a)	1,325	1,378
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	4,022	4,314
5.75%, 2/1/2027	2,400	2,675
3.88%, 2/15/2029(a)	1,950	1,969
MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,570

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RHP Hotel Properties LP
5.00%, 4/15/2023	875	870
4.75%, 10/15/2027	6,575	6,526
SBA Communications Corp. 4.88%, 9/1/2024	1,225	1,255
Uniti Group LP
6.00%, 4/15/2023(a)	4,795	4,897
8.25%, 10/15/2023	99	99
7.13%, 12/15/2024(a)	65	64
VICI Properties LP
3.50%, 2/15/2025(a)	590	602
4.25%, 12/1/2026(a)	3,443	3,572
3.75%, 2/15/2027(a)	1,945	1,984
4.63%, 12/1/2029(a)	1,532	1,633
4.13%, 8/15/2030(a)	2,240	2,309

		45,914

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
5.75%, 3/15/2025	6,573	6,779
3.25%, 3/15/2026(a)	1,787	1,805
7.50%, 3/15/2026(a)	1,980	2,223
4.63%, 1/15/2027(a)	3,255	3,431
5.88%, 2/15/2028(a)	1,317	1,422
3.50%, 3/15/2029(a)	1,783	1,779
4.88%, 2/15/2030(a)	1,160	1,269
Cencosud SA (Chile) 6.63%, 2/12/2045(f)	2,600	3,331
New Albertsons LP
6.63%, 6/1/2028	8	9
7.45%, 8/1/2029	113	131
8.00%, 5/1/2031	870	1,064
Rite Aid Corp.
7.50%, 7/1/2025(a)	2,814	2,863
8.00%, 11/15/2026(a)	3,876	3,934
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	870	1,130

		31,170

Food Products — 0.4%
B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,843
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,640	1,747
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	650	658
JBS USA LUX SA
5.75%, 6/15/2025(a)	1,228	1,265
6.75%, 2/15/2028(a)	1,253	1,402
6.50%, 4/15/2029(a)	757	867
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,000	1,040
4.88%, 11/1/2026(a)	4,905	5,101
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	2,695	2,768
5.88%, 9/30/2027(a)	397	427
Post Holdings, Inc.
5.00%, 8/15/2026(a)	3,352	3,478
5.75%, 3/1/2027(a)	342	360
5.63%, 1/15/2028(a)	100	106
5.50%, 12/15/2029(a)	4,455	4,834
4.63%, 4/15/2030(a)	1,095	1,143
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(a)	3,000	3,000

		31,039

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	189	206
5.50%, 5/20/2025	3,952	4,347
5.88%, 8/20/2026	2,038	2,290
5.75%, 5/20/2027	277	313

		7,156

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	2,257	2,376
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	1,093	1,126
4.38%, 9/15/2027(a)	3,560	3,711
Hologic, Inc. 3.25%, 2/15/2029(a)	755	767

		7,980

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	738	743
6.50%, 3/1/2024	211	216
Centene Corp.
4.75%, 1/15/2025	421	434
5.38%, 6/1/2026(a)	8,395	8,825
4.25%, 12/15/2027	4,261	4,535
4.63%, 12/15/2029	3,950	4,331
3.38%, 2/15/2030	1,140	1,195
3.00%, 10/15/2030	2,180	2,295
Community Health Systems, Inc.
6.25%, 3/31/2023	4,288	4,379
8.63%, 1/15/2024(a)	5,285	5,497
8.00%, 3/15/2026(a)	101	106
DaVita, Inc.
4.63%, 6/1/2030(a)	3,000	3,154
3.75%, 2/15/2031(a)	3,348	3,335
Encompass Health Corp.
5.75%, 9/15/2025	1,960	2,024
4.50%, 2/1/2028	5,150	5,389
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	1,122	665
HCA, Inc.
5.88%, 5/1/2023	355	388
5.38%, 2/1/2025	2,180	2,441
5.88%, 2/15/2026	16,589	19,098
5.25%, 6/15/2026	145	171
5.38%, 9/1/2026	2,500	2,841
5.63%, 9/1/2028	13,341	15,644
5.88%, 2/1/2029	17,085	20,422
3.50%, 9/1/2030	1,515	1,567
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	1,018	784
Tenet Healthcare Corp.
4.63%, 7/15/2024	2,712	2,759
4.63%, 9/1/2024(a)	86	89
5.13%, 5/1/2025	3,302	3,335
4.88%, 1/1/2026(a)	11,342	11,682

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.25%, 2/1/2027(a)	10,278	10,766
5.13%, 11/1/2027(a)	5,191	5,412

		144,522

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	3,787	3,962
5.00%, 5/15/2027(a)	3,412	3,591

		7,553

Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	853	871
3.88%, 1/15/2028(a)	1,970	2,026
Boyd Gaming Corp.
6.38%, 4/1/2026	2,069	2,149
6.00%, 8/15/2026	1,625	1,692
Boyne USA, Inc. 7.25%, 5/1/2025(a)	2,594	2,736
Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	234	248
5.25%, 10/15/2025(a)	2,240	2,240
Cedar Fair LP
5.38%, 4/15/2027	24	24
5.25%, 7/15/2029	1,975	2,025
Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023(a)	1,820	1,811
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	726	633
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	851	817
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	1,032	1,156
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	982	889
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	4,492	4,646
5.75%, 5/1/2028(a)	1,000	1,076
3.75%, 5/1/2029(a)	900	924
4.88%, 1/15/2030	1,404	1,514
4.00%, 5/1/2031(a)	540	567
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	481
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	1,379	1,411
4.88%, 4/1/2027	3,059	3,189
International Game Technology plc
6.50%, 2/15/2025(a)	1,825	2,012
6.25%, 1/15/2027(a)	3,085	3,433
KFC Holding Co.
5.25%, 6/1/2026(a)	1,000	1,035
4.75%, 6/1/2027(a)	1,440	1,508
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	3,565	3,743
4.75%, 1/15/2028	18	18
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026(a)	3,050	3,187
MGM Resorts International
6.00%, 3/15/2023	745	797
5.75%, 6/15/2025	1,419	1,534
4.63%, 9/1/2026	1,954	2,003
5.50%, 4/15/2027	1,675	1,794
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027(a)	500	501
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,180	1,335
11.50%, 6/1/2025(a)	3,418	4,014
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	4,321	4,445
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	3,291	3,278
5.50%, 4/15/2027(a)	1,740	1,762
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	3,716	3,930
Station Casinos LLC
5.00%, 10/1/2025(a)	3,136	3,159
4.50%, 2/15/2028(a)	760	749
Wyndham Destinations, Inc.
4.25%, 3/1/2022	8	8
6.60%, 10/1/2025(h)	143	161
6.00%, 4/1/2027(h)	1,508	1,647
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	5,189	5,293
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	7,203	7,331
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	560	620
4.75%, 1/15/2030(a)	3,563	3,852
3.63%, 3/15/2031	1,968	1,963

		98,237

Household Durables — 0.4%
Lennar Corp.
5.88%, 11/15/2024	117	135
4.75%, 5/30/2025	874	1,002
5.25%, 6/1/2026	4,166	4,927
5.00%, 6/15/2027	1,100	1,302
Newell Brands, Inc.
4.70%, 4/1/2026(h)	6,000	6,464
5.87%, 4/1/2036(h)	2,780	3,336
PulteGroup, Inc. 5.00%, 1/15/2027	1,460	1,723
Tempur Sealy International, Inc.
5.63%, 10/15/2023	645	657
5.50%, 6/15/2026	6,754	7,035
Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	644

		27,225

Household Products — 0.3%
Central Garden & Pet Co. 5.13%, 2/1/2028	2,775	2,949
Energizer Holdings, Inc.
7.75%, 1/15/2027(a)	6,550	7,140
4.75%, 6/15/2028(a)	2,000	2,092
4.38%, 3/31/2029(a)	1,600	1,633

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spectrum Brands, Inc.
6.13%, 12/15/2024	673	687
5.75%, 7/15/2025	4,325	4,466
5.00%, 10/1/2029(a)	2,578	2,784

		21,751

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
5.50%, 4/15/2025	3,838	3,956
5.13%, 9/1/2027	500	551
Calpine Corp.
5.25%, 6/1/2026(a)	7,286	7,549
4.63%, 2/1/2029(a)	1,000	1,032
Clearway Energy Operating LLC
5.75%, 10/15/2025	55	58
5.00%, 9/15/2026	316	325

		13,471

Industrial Conglomerates — 0.0%(c)
Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027(a)	1,100	1,166

Insurance — 0.0%(c)
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(e)	600	762

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	551	580
MYT Holding LLC 7.50% (PIK), 9/25/2025(a)(b)	20	20
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	2,900	2,914

		3,514

IT Services — 0.0%(c)
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	1,515	1,554
Exela Intermediate LLC 10.00%, 7/15/2023(a)	998	302
Gartner, Inc. 4.50%, 7/1/2028(a)	1,500	1,575

		3,431

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	765	774
6.75%, 12/31/2025(a)	8,363	8,795
5.88%, 12/15/2027(a)	2,635	2,905
Vista Outdoor, Inc. 5.88%, 10/1/2023	350	353

		12,827

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	530	537
Colfax Corp.
6.00%, 2/15/2024(a)	1,935	2,005
6.38%, 2/15/2026(a)	23	25
EnPro Industries, Inc. 5.75%, 10/15/2026	265	284
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	130	129
RBS Global, Inc. 4.88%, 12/15/2025(a)	2,525	2,576
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	1,170	1,221
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	2,085	2,189
Wabash National Corp. 5.50%, 10/1/2025(a)	660	673
Welbilt, Inc. 9.50%, 2/15/2024	295	303

		9,942

Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034(a)	4,300	4,641
6.75%, 6/1/2034(f)	1,950	2,105

		6,746

Media — 2.3%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	7,710	8,134
AMC Networks, Inc.
5.00%, 4/1/2024	2,730	2,778
4.75%, 8/1/2025	1,785	1,837
Charter Communications Operating LLC
4.91%, 7/23/2025	30	35
6.38%, 10/23/2035	221	306
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	5,560	5,553
5.13%, 8/15/2027(a)	11,799	11,917
CSC Holdings LLC
6.75%, 11/15/2021	115	120
5.25%, 6/1/2024	1,168	1,265
5.50%, 4/15/2027(a)	400	422
5.38%, 2/1/2028(a)	1,210	1,284
6.50%, 2/1/2029(a)	7,600	8,495
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	4,545	3,522
DISH DBS Corp.
6.75%, 6/1/2021	730	746
5.88%, 7/15/2022	1,830	1,922
5.00%, 3/15/2023	704	732
5.88%, 11/15/2024	27,658	29,415
7.75%, 7/1/2026	6,030	6,861
Entercom Media Corp.
7.25%, 11/1/2024(a)	2,875	2,760
6.50%, 5/1/2027(a)	1,123	1,088
Gray Television, Inc.
5.88%, 7/15/2026(a)	1,237	1,293
7.00%, 5/15/2027(a)	3,427	3,778
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,253	3,445
8.38%, 5/1/2027	1,354	1,439
5.25%, 8/15/2027(a)	4,128	4,231
Lamar Media Corp.
5.75%, 2/1/2026	1,030	1,067
3.75%, 2/15/2028	710	717
4.00%, 2/15/2030	500	520
Liberty Interactive LLC
8.25%, 2/1/2030	275	302

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Meredith Corp. 6.88%, 2/1/2026	6,270	6,239
Midcontinent Communications 5.38%, 8/15/2027(a)	326	341
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	5,683	6,060
4.75%, 11/1/2028(a)	4,304	4,429
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	3,463	3,545
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	238
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)	890	907
5.88%, 3/15/2026(a)	184	186
5.13%, 2/15/2027(a)	3,210	3,154
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	202	209
5.38%, 7/15/2026(a)	1,264	1,315
5.00%, 8/1/2027(a)	11,777	12,392
5.50%, 7/1/2029(a)	1,664	1,822
TEGNA, Inc.
4.63%, 3/15/2028(a)	1,360	1,384
5.00%, 9/15/2029	2,090	2,199
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(a)	2,400	2,569
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	2,900	3,067
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)	530	546
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	509	564
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	190	211
5.13%, 4/15/2027(a)	7,040	7,454
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(a)	1,050	1,105
Ziggo BV (Netherlands)
5.50%, 1/15/2027(a)	2,363	2,472
4.88%, 1/15/2030(a)	2,750	2,888

		171,280

Metals & Mining — 0.7%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	6,290	6,502
7.00%, 9/30/2026(a)	945	1,013
6.13%, 5/15/2028(a)	2,625	2,897
Allegheny Technologies, Inc. 7.88%, 8/15/2023(h)	135	146
ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039(h)	200	265
Arconic Corp. 6.13%, 2/15/2028(a)	3,434	3,726
Commercial Metals Co.
4.88%, 5/15/2023	40	42
5.38%, 7/15/2027	359	379
Constellium SE
6.63%, 3/1/2025(a)	2,610	2,692
5.88%, 2/15/2026(f)	2,150	2,212
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	59	61
5.13%, 3/15/2023(a)	165	174
5.13%, 5/15/2024(a)	174	188
4.50%, 9/15/2027(a)	1,830	2,006
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	2,488	2,619
4.38%, 8/1/2028	2,060	2,201
4.25%, 3/1/2030	1,930	2,099
5.40%, 11/14/2034	98	121
5.45%, 3/15/2043	2,072	2,590
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(a)	685	856
Indonesia Asahan Aluminium Persero PT (Indonesia)
6.53%, 11/15/2028(f)	1,050	1,308
6.76%, 11/15/2048(f)	3,600	4,852
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	3,750	3,867
Nexa Resources SA (Peru) 5.38%, 5/4/2027(f)	1,900	2,104
Novelis Corp.
5.88%, 9/30/2026(a)	3,762	3,945
4.75%, 1/30/2030(a)	1,620	1,720
Steel Dynamics, Inc. 5.00%, 12/15/2026	28	30
United States Steel Corp. 12.00%, 6/1/2025(a)	1,000	1,142

		51,757

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027(a)	20,000	18,685

Multiline Retail — 0.1%
Macy’s, Inc. 8.38%, 6/15/2025(a)	3,100	3,379
Nordstrom, Inc. 8.75%, 5/15/2025(a)	3,000	3,345

		6,724

Oil, Gas & Consumable Fuels — 4.0%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028(f)	5,300	5,936
Antero Midstream Partners LP
5.38%, 9/15/2024	4,290	4,047
5.75%, 3/1/2027(a)	675	615
5.75%, 1/15/2028(a)	695	626
Antero Resources Corp.
5.13%, 12/1/2022	7,592	7,212
5.63%, 6/1/2023	300	269
Apache Corp. 4.63%, 11/15/2025	2,304	2,395
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	3,495	3,285
Blue Racer Midstream LLC
6.13%, 11/15/2022(a)	7,705	7,704
6.63%, 7/15/2026(a)	905	851

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(d)(e)(g)	17,690	18,884
Buckeye Partners LP
4.15%, 7/1/2023	1,855	1,873
4.13%, 3/1/2025(a)	1,635	1,631
3.95%, 12/1/2026	2,260	2,218
4.13%, 12/1/2027	1,610	1,594
4.50%, 3/1/2028(a)	1,635	1,635
5.60%, 10/15/2044	900	830
Callon Petroleum Co.
6.25%, 4/15/2023	1,687	805
6.13%, 10/1/2024	294	126
6.38%, 7/1/2026	159	56
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	2,950	3,253
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	350	401
Cheniere Energy Partners LP
5.25%, 10/1/2025	3,038	3,118
5.63%, 10/1/2026	1,532	1,599
4.50%, 10/1/2029	4,715	4,913
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	4,180	4,332
Chesapeake Energy Corp. 11.50%, 1/1/2025(a)(i)	3,304	496
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	1,100	1,097
9.75%, 8/15/2026	3,539	3,743
Continental Resources, Inc.
5.00%, 9/15/2022	1,000	1,002
4.50%, 4/15/2023	1,000	1,025
5.75%, 1/15/2031(a)	3,153	3,382
Crestwood Midstream Partners LP
6.25%, 4/1/2023(h)	340	342
5.75%, 4/1/2025	229	227
5.63%, 5/1/2027(a)	4,235	4,073
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(d)(e)(g)	235	176
DCP Midstream Operating LP
3.88%, 3/15/2023	350	359
5.38%, 7/15/2025	4,290	4,628
6.75%, 9/15/2037(a)	124	129
5.60%, 4/1/2044	25	23
Delek Logistics Partners LP 6.75%, 5/15/2025	575	529
Diamondback Energy, Inc. 5.38%, 5/31/2025	1,390	1,447
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	4,145	4,914
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(g)	223	183
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(d)(e)(g)	11,705	11,102
5.30%, 4/15/2047	430	453
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(g)	460	253
4.40%, 4/1/2024	374	360
4.15%, 6/1/2025	4,292	3,981
4.85%, 7/15/2026	1,215	1,124
EQM Midstream Partners LP
4.75%, 7/15/2023	880	898
6.00%, 7/1/2025(a)	1,990	2,119
Genesis Energy LP
6.00%, 5/15/2023	53	52
6.25%, 5/15/2026	455	416
7.75%, 2/1/2028	2,665	2,452
Gulfport Energy Corp.
6.63%, 5/1/2023(i)	3,075	1,855
6.00%, 10/15/2024(i)	6,189	3,729
6.38%, 1/15/2026(i)	27	16
Hilcorp Energy I LP
5.00%, 12/1/2024(a)	370	361
5.75%, 10/1/2025(a)	163	159
6.25%, 11/1/2028(a)	292	289
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(f)	2,490	2,664
6.50%, 6/30/2027(f)	2,700	2,975
6.75%, 6/30/2030(f)	1,553	1,700
Matador Resources Co. 5.88%, 9/15/2026	455	392
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(a)	3,481	3,498
6.50%, 1/15/2025(a)	3,949	4,028
7.13%, 2/1/2027(a)	2,262	2,217
MPLX LP 4.50%, 4/15/2038	750	831
Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,519
NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026(f)	4,700	4,747
NuStar Logistics LP
5.75%, 10/1/2025	1,257	1,323
6.00%, 6/1/2026	1,579	1,662
5.63%, 4/28/2027	336	345
6.38%, 10/1/2030	1,074	1,165
Occidental Petroleum Corp.
2.70%, 8/15/2022	371	366
8.00%, 7/15/2025	2,604	2,855
5.88%, 9/1/2025	1,225	1,237
3.40%, 4/15/2026	8,900	7,965
8.50%, 7/15/2027	2,762	3,052
6.38%, 9/1/2028	1,225	1,249
8.88%, 7/15/2030	3,112	3,513
6.63%, 9/1/2030	1,225	1,279
Oil and Gas Holding Co. BSCC (The) (Bahrain)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.63%, 11/7/2024(f)	1,400	1,542
8.38%, 11/7/2028(f)	3,200	3,683
Parsley Energy LLC
5.38%, 1/15/2025(a)	1,140	1,174
5.25%, 8/15/2025(a)	2,500	2,594
PBF Holding Co. LLC 6.00%, 2/15/2028(a)	3,460	1,816
PBF Logistics LP 6.88%, 5/15/2023	195	187
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	6,200	6,417
7.69%, 1/23/2050	1,900	1,748
6.95%, 1/28/2060	15,390	13,197
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(g)	475	341
QEP Resources, Inc.
5.38%, 10/1/2022	135	123
5.25%, 5/1/2023	85	73
5.63%, 3/1/2026	79	56
Range Resources Corp. 5.00%, 3/15/2023	4,832	4,723
SM Energy Co.
6.13%, 11/15/2022	3,580	3,186
5.00%, 1/15/2024	38	25
6.75%, 9/15/2026	179	100
6.63%, 1/15/2027	2,778	1,562
Southern Gas Corridor CJSC (Azerbaijan) 6.88%, 3/24/2026(f)	3,200	3,845
Southwestern Energy Co.
6.45%, 1/23/2025(h)	2,165	2,214
7.50%, 4/1/2026	4,275	4,453
7.75%, 10/1/2027	160	169
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030(f)	2,860	3,578
Summit Midstream Holdings LLC 5.75%, 4/15/2025	431	272
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	776
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	224	222
7.50%, 10/1/2025(a)	4,665	4,805
6.00%, 3/1/2027(a)	1,150	1,134
5.50%, 1/15/2028(a)	54	51
Targa Resources Partners LP
4.25%, 11/15/2023	175	176
5.13%, 2/1/2025	170	174
5.88%, 4/15/2026	7,125	7,499
5.38%, 2/1/2027	75	78
6.50%, 7/15/2027	3,016	3,265
5.00%, 1/15/2028	2,230	2,325
6.88%, 1/15/2029	2,240	2,511
4.88%, 2/1/2031(a)	2,025	2,154
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	255	263
5.00%, 1/31/2028(a)	172	192
Transcanada Trust (Canada) (ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(e)	6,000	6,570
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	4,100	4,614
WPX Energy, Inc.
8.25%, 8/1/2023	1,521	1,734
5.75%, 6/1/2026	2,977	3,137
5.88%, 6/15/2028	1,000	1,077

		289,019

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	3,000	3,224
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	3,750	3,843

		7,067

Pharmaceuticals — 1.0%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	391
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	10,452	11,604
8.50%, 1/31/2027(a)	4,349	4,784
Bausch Health Cos., Inc.
5.50%, 3/1/2023(a)	6	6
7.00%, 3/15/2024(a)	3,949	4,072
6.13%, 4/15/2025(a)	5,981	6,154
5.50%, 11/1/2025(a)	12,580	12,959
9.00%, 12/15/2025(a)	6,690	7,350
5.75%, 8/15/2027(a)	3,215	3,456
7.00%, 1/15/2028(a)	140	151
5.00%, 1/30/2028(a)	6,204	6,202
5.00%, 2/15/2029(a)	2,216	2,231
7.25%, 5/30/2029(a)	156	172
5.25%, 1/30/2030(a)	2,673	2,733
5.25%, 2/15/2031(a)	1,777	1,795
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(a)	277	283
5.00%, 7/15/2027(a)	980	1,031
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	1,000	1,174
Endo Dac
5.88%, 10/15/2024(a)	700	705
9.50%, 7/31/2027(a)	135	149
6.00%, 6/30/2028(a)	171	135
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)(i)	445	138
5.50%, 4/15/2025(a)(i)	225	70
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	5,830	6,296

		74,041

Professional Services — 0.0%(c)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	453	485

Road & Rail — 0.3%
Ashtead Capital, Inc. (United Kingdom)
4.13%, 8/15/2025(a)	2,000	2,060
4.38%, 8/15/2027(a)	500	526
4.00%, 5/1/2028(a)	2,630	2,762

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	1,015	1,035
5.25%, 3/15/2025(a)	3,436	3,410
10.50%, 5/15/2025(a)	1,000	1,168
5.75%, 7/15/2027(a)	648	649
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(f)	3,000	3,141
Hertz Corp. (The)
7.63%, 6/1/2022(a)(i)	443	425
6.25%, 10/15/2022(i)	185	81
5.50%, 10/15/2024(a)(i)	5,875	2,600
7.13%, 8/1/2026(a)(i)	2,755	1,247
6.00%, 1/15/2028(a)(i)	1,450	645
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031(f)	2,905	3,156
7.50%, 12/31/2031(a)	1,251	1,359

		24,264

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	788	855
Broadcom Corp. 3.50%, 1/15/2028	870	958
Entegris, Inc. 4.63%, 2/10/2026(a)	3,955	4,074
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	1,000	1,030
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	5,275	5,473

		12,390

Software — 0.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	605	642
Ascend Learning LLC 6.88%, 8/1/2025(a)	1,350	1,390
CDK Global, Inc.
4.88%, 6/1/2027	2,890	3,042
5.25%, 5/15/2029(a)	1,639	1,799
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	445	468
Nuance Communications, Inc. 5.63%, 12/15/2026	2,684	2,836
Open Text Corp. (Canada)
5.88%, 6/1/2026(a)	508	530
3.88%, 2/15/2028(a)	1,235	1,275
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	4,174	4,466

		16,448

Specialty Retail — 0.6%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)	2,500	2,588
Gap, Inc. (The) 8.88%, 5/15/2027(a)	2,730	3,167
L Brands, Inc.
5.25%, 2/1/2028	57	59
7.50%, 6/15/2029	1,254	1,383
6.75%, 7/1/2036	4,435	4,785
Penske Automotive Group, Inc. 5.50%, 5/15/2026	3,335	3,468
PetSmart, Inc.
7.13%, 3/15/2023(a)	5,880	5,806
5.88%, 6/1/2025(a)	8,281	8,377
Staples, Inc.
7.50%, 4/15/2026(a)	8,935	9,002
10.75%, 4/15/2027(a)	3,080	2,895

		41,530

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC
5.88%, 6/15/2021(a)	99	99
7.13%, 6/15/2024(a)	247	256
6.02%, 6/15/2026(a)	4,170	5,062
EMC Corp. 3.38%, 6/1/2023	2,695	2,783
NCR Corp.
5.75%, 9/1/2027(a)	3,770	3,968
5.00%, 10/1/2028(a)	1,929	1,996
6.13%, 9/1/2029(a)	3,491	3,785
Western Digital Corp. 4.75%, 2/15/2026	3,068	3,351

		21,300

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	35	37
William Carter Co. (The) 5.63%, 3/15/2027(a)	3,510	3,698

		3,735

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 9.13%, 7/15/2026(a)	440	473
Quicken Loans LLC
5.25%, 1/15/2028(a)	3,082	3,267
3.63%, 3/1/2029(a)	1,088	1,081
3.88%, 3/1/2031(a)	718	727

		5,548

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	11,930	13,073
4.39%, 8/15/2037	1,230	1,386
4.54%, 8/15/2047	910	1,025
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,738

		17,222

Trading Companies & Distributors — 0.5%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	835	578
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	2,710	2,901
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	2,875	2,914
H&E Equipment Services, Inc. 5.63%, 9/1/2025	2,690	2,812
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	5,058	5,330

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United Rentals North America, Inc.
5.88%, 9/15/2026	2,705	2,861
5.50%, 5/15/2027	5,925	6,373
3.88%, 11/15/2027	885	927
4.88%, 1/15/2028	4,625	4,937
3.88%, 2/15/2031	2,067	2,160
WESCO Distribution, Inc.
5.38%, 6/15/2024	245	251
7.13%, 6/15/2025(a)	4,500	4,899
7.25%, 6/15/2028(a)	500	562

		37,505

Wireless Telecommunication Services — 1.3%
C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027(a)	2,620	2,825
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,620	2,891
6.63%, 8/1/2026	1,919	2,135
Millicom International Cellular SA (Colombia) 5.13%, 1/15/2028(f)	2,600	2,779
Sprint Corp.
7.25%, 9/15/2021	115	120
7.88%, 9/15/2023	2,582	2,976
7.13%, 6/15/2024	7,672	8,928
7.63%, 2/15/2025	6,959	8,333
7.63%, 3/1/2026	24,132	30,008
T-Mobile USA, Inc.
6.00%, 3/1/2023	200	200
3.50%, 4/15/2025(a)	1,990	2,201
5.13%, 4/15/2025	75	77
6.50%, 1/15/2026	10,415	10,823
4.50%, 2/1/2026	3,656	3,755
3.75%, 4/15/2027(a)	1,995	2,259
4.75%, 2/1/2028	7,101	7,625
3.88%, 4/15/2030(a)	1,995	2,288
United States Cellular Corp. 6.70%, 12/15/2033	790	1,035
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)	3,300	4,056

		95,314

TOTAL CORPORATE BONDS (Cost $2,133,945)		2,168,792

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.9%
20 Times Square Trust
Series 2018-20TS, Class F, 3.20%, 5/15/2035‡(a)(j)	600	557
BAMLL Re-REMIC Trust
Series 2013-FRR3, Class A, PO, 6/26/2023(a)	7,500	6,472
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AJ, 6.02%, 2/10/2051(j)	192	202
Bancorp Commercial Mortgage Trust
Series 2019-CRE5, Class D, 2.49%, 3/15/2036‡(a)(j)	1,000	930
BANK
Series 2019-BN17, Class E, 3.00%, 4/15/2052(a)	2,500	2,117
Series 2019-BN21, Class XA, IO, 0.99%, 10/17/2052(j)	125,705	7,925
Series 2019-BN21, Class E, 2.50%, 10/17/2052(a)	3,000	2,357
Series 2019-BN23, Class XA, IO, 0.82%, 12/15/2052(j)	38,972	2,114
Series 2019-BN23, Class E, 2.50%, 12/15/2052‡(a)	3,000	2,309
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	5,000	4,452
Series 2020-BN29, Class E, 2.50%, 11/15/2053(a)	3,500	2,776
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(a)	2,149	1,718
Series 2017-BNK5, Class C, 4.40%, 6/15/2060(j)	2,050	2,156
Series 2017-BNK7, Class D, 2.71%, 9/15/2060‡(a)	1,000	799
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(a)	1,250	860
Series 2019-BN19, Class XA, IO, 1.09%, 8/15/2061(j)	22,233	1,514
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(j)	55,192	3,321
Series 2019-BN20, Class D, 2.50%, 9/15/2062(a)	4,921	4,361
Series 2019-BN24, Class XA, IO, 0.77%, 11/15/2062(j)	100,480	5,090
Series 2019-BN24, Class D, 2.50%, 11/15/2062(a)	7,380	6,651
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(j)	81,478	5,544
Series 2020-BN25, Class D, 2.50%, 1/15/2063(a)	5,000	4,436
Series 2020-BN25, Class E, 2.50%, 1/15/2063‡(a)	4,250	3,377
Series 2020-BN26, Class D, 2.50%, 3/15/2063(a)	3,250	2,791
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052‡(a)	3,410	2,780
Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052(j)	96,406	5,605
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 2.58%, 3/15/2037‡(a)(j)	6,000	5,306
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.25%, 1/15/2051(j)	1,000	1,060
Series 2018-B5, Class C, 4.76%, 7/15/2051(j)	3,500	3,651
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(a)	1,900	1,606

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BX Commercial Mortgage Trust
Series 2020-VIV3, Class B, 3.54%, 3/9/2044(a)(j)	19,350	19,586
Series 2020-VIV2, Class C, 3.66%, 3/9/2044(a)(j)	20,175	19,642
Series 2020-VIVA, Class D, 3.67%, 3/9/2044(a)(j)	5,000	4,697
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class G, 3.39%, 12/15/2037‡(a)(j)	1,000	954
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049(j)	3,000	2,846
Series 2017-CD3, Class D, 3.25%, 2/10/2050‡(a)	700	544
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(a)	266	187
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	1,050
Series 2016-C6, Class C, 4.34%, 11/10/2049‡(j)	800	767
Series 2016-C6, Class D, 4.34%, 11/10/2049‡(a)(j)	1,900	1,508
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050‡(a)	4,359	3,636
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(a)(j)	790	813
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)(j)	4,500	4,592
Series 2012-GC8, Class D, 5.04%, 9/10/2045‡(a)(j)	1,875	1,591
Series 2013-GC17, Class C, 5.26%, 11/10/2046(j)	2,000	2,017
Series 2015-GC29, Class D, 3.11%, 4/10/2048(a)	4,500	4,028
Series 2015-GC31, Class D, 4.19%, 6/10/2048‡(j)	3,800	3,502
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,285	1,814
Series 2016-P4, Class C, 4.13%, 7/10/2049(j)	2,017	1,867
Series 2016-C2, Class C, 4.03%, 8/10/2049(j)	7,434	7,229
Series 2017-P7, Class D, 3.25%, 4/14/2050‡(a)	1,294	1,072
Series 2017-C4, Class D, 3.00%, 10/12/2050‡(a)	2,953	2,416
Series 2020-GC46, Class XA, IO, 1.11%, 2/15/2053(j)	165,825	11,967
Series 2019-GC41, Class E, 3.00%, 8/10/2056‡(a)	5,000	3,951
Series 2015-GC33, Class D, 3.17%, 9/10/2058‡	8,000	6,046
Series 2015-GC33, Class E, 4.72%, 9/10/2058‡(a)(j)	4,330	2,674
COMM Mortgage Trust
Series 2016-COR1, Class C, 4.53%, 10/10/2049(j)	1,000	1,016
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(j)	1,630	1,549
Series 2020-CBM, Class E, 3.75%, 2/10/2037‡(a)(j)	2,670	2,364
Series 2020-CBM, Class F, 3.75%, 2/10/2037‡(a)(j)	17,870	14,926
Series 2013-CR8, Class D, 4.08%, 6/10/2046‡(a)(j)	750	751
Series 2013-CR13, Class E, 5.05%, 11/10/2046‡(a)(j)	1,500	943
Series 2014-UBS2, Class D, 5.16%, 3/10/2047‡(a)(j)	3,210	2,774
Series 2014-CR19, Class E, 4.37%, 8/10/2047‡(a)(j)	6,000	3,627
Series 2014-CR19, Class D, 4.87%, 8/10/2047(a)(j)	2,500	2,299
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(a)	3,760	2,520
Series 2014-LC17, Class D, 3.69%, 10/10/2047‡(a)	2,000	1,827
Series 2014-CR20, Class E, 3.22%, 11/10/2047‡(a)	1,000	623
Series 2014-CR20, Class D, 3.22%, 11/10/2047(a)	7,010	5,258
Series 2014-CR21, Class D, 4.07%, 12/10/2047‡(a)(j)	2,600	1,940
Series 2015-LC19, Class D, 2.87%, 2/10/2048‡(a)	1,000	924
Series 2015-CR22, Class D, 4.24%, 3/10/2048‡(a)(j)	4,174	3,938
Series 2015-CR23, Class D, 4.43%, 5/10/2048‡(j)	1,490	1,320
Series 2015-LC21, Class E, 3.25%, 7/10/2048‡(a)	3,000	1,399
Series 2015-LC21, Class D, 4.48%, 7/10/2048‡(j)	4,200	3,497
Series 2016-CR28, Class E, 4.29%, 2/10/2049‡(a)(j)	3,588	2,796
Series 2013-CR11, Class D, 5.29%, 8/10/2050‡(a)(j)	3,402	2,952
Series 2018-COR3, Class D, 2.96%, 5/10/2051(a)(j)	3,250	2,489
Series 2019-GC44, Class E, 2.50%, 8/15/2057(a)	3,493	2,612
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B, 1.37%, 5/15/2036‡(a)(j)	4,400	4,395
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.73%, 11/15/2048‡(a)(j)	2,750	2,130
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(j)	2,500	2,490

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-C18, Class XA, IO, 1.21%, 12/15/2052(j)	53,296	3,666
Series 2019-C18, Class E, 2.50%, 12/15/2052‡(a)	6,515	4,756
Series 2019-C18, Class C, 4.08%, 12/15/2052‡(j)	4,327	4,228
Series 2015-C2, Class B, 4.21%, 6/15/2057(j)	10,000	9,580
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.63%, 8/10/2049(a)(j)	2,950	2,275
Series 2017-C6, Class D, 3.38%, 6/10/2050‡(a)(j)	1,800	1,598
FHLMC Multiclass Certificates
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028(j)	50,000	6,083
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	5,583
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033(j)	20,000	3,171
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K016, Class X1, IO, 1.64%, 10/25/2021(j)	15,031	96
Series K721, Class X1, IO, 0.43%, 8/25/2022(j)	63,168	309
Series K033, Class X1, IO, 0.41%, 7/25/2023(j)	6,557	45
Series K729, Class X1, IO, 0.49%, 10/25/2024(j)	18,501	213
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	99,942	1,678
Series K731, Class X3, IO, 2.18%, 5/25/2025(j)	11,529	922
Series K733, Class X3, IO, 2.26%, 1/25/2026(j)	17,500	1,624
Series KC06, Class X1, IO, 1.03%, 6/25/2026(j)	39,727	1,360
Series K736, Class X1, IO, 1.44%, 7/25/2026(j)	91,963	5,636
Series K734, Class X3, IO, 2.24%, 7/25/2026(j)	26,250	2,645
Series K737, Class X1, IO, 0.75%, 10/25/2026(j)	138,150	4,524
Series KC04, Class X1, IO, 1.41%, 12/25/2026(j)	47,998	2,641
Series K738, Class X1, IO, 1.63%, 1/25/2027(j)	44,643	3,595
Series K064, Class X3, IO, 2.21%, 5/25/2027(j)	18,830	2,176
Series KC05, Class X1, IO, 1.34%, 6/25/2027(j)	107,414	6,115
Series K740, Class X1, IO, 0.76%, 9/25/2027(j)	15,000	685
Series K075, Class X3, IO, 2.20%, 5/25/2028(j)	5,471	715
Series K078, Class X3, IO, 2.29%, 10/25/2028(j)	2,680	371
Series K082, Class X3, IO, 2.29%, 10/25/2028(j)	27,200	3,845
Series K086, Class X1, IO, 0.39%, 11/25/2028(j)	31,241	606
Series K084, Class X3, IO, 2.31%, 11/25/2028(j)	19,450	2,834
Series K090, Class X1, IO, 0.85%, 2/25/2029(j)	32,065	1,720
Series K094, Class X1, IO, 1.02%, 6/25/2029(j)	32,941	2,159
Series K095, Class X1, IO, 1.08%, 6/25/2029(j)	51,785	3,630
Series K097, Class X1, IO, 1.22%, 7/25/2029(j)	74,281	6,134
Series K096, Class X3, IO, 2.11%, 7/25/2029(j)	48,669	6,889
Series K101, Class X3, IO, 1.95%, 10/25/2029(j)	35,000	4,747
Series K090, Class X3, IO, 2.39%, 10/25/2029(j)	152,080	24,703
Series K103, Class X1, IO, 0.76%, 11/25/2029(j)	120,923	6,101
Series K104, Class X1, IO, 1.25%, 1/25/2030(j)	77,099	6,712
Series K109, Class X1, IO, 1.70%, 4/25/2030(j)	17,989	2,234
Series K111, Class X1, IO, 1.68%, 5/25/2030(j)	19,987	2,515
Series K114, Class X1, IO, 1.21%, 6/25/2030(j)	9,996	913
Series K113, Class X1, IO, 1.49%, 6/25/2030(j)	118,998	13,293
Series K105, Class X3, IO, 2.04%, 6/25/2030(j)	87,696	12,853
Series K117, Class X1, IO, 1.34%, 8/25/2030(j)	72,679	7,070
Series KX04, Class XFX, IO, 1.86%, 1/25/2034(j)	94,933	10,734
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(j)	30,261	9,241
Series K723, Class X3, IO, 1.98%, 10/25/2034(j)	6,850	332
Series K-1515, Class X1, IO, 1.64%, 2/25/2035(j)	19,994	3,191
Series K153, Class X3, IO, 3.90%, 4/25/2035(j)	4,450	1,335
Series K-1516, Class X1, IO, 1.63%, 5/25/2035(j)	41,967	6,995
Series Q012, Class X, IO, 4.24%, 9/25/2035(j)	37,886	9,994
Series K155, Class X3, IO, 3.23%, 5/25/2036(j)	5,560	1,498
Series K-1510, Class X3, IO, 3.52%, 1/25/2037(j)	24,400	7,311
Series K-1517, Class X3, IO, 3.39%, 8/25/2038(j)	15,750	5,010
Series K-1518, Class X3, IO, 2.91%, 10/25/2038(j)	26,265	7,548
Series K-1516, Class X3, IO, 3.57%, 10/25/2038(j)	22,000	7,380
Series K036, Class X3, IO, 2.18%, 12/25/2041(j)	3,253	191

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K720, Class X3, IO, 1.38%, 8/25/2042(j)	16,800	300
Series K721, Class X3, IO, 1.34%, 11/25/2042(j)	12,550	277
Series K041, Class X3, IO, 1.70%, 11/25/2042(j)	4,580	262
Series K718, Class X3, IO, 1.48%, 2/25/2043(j)	6,035	80
Series K054, Class X3, IO, 1.65%, 4/25/2043(j)	2,745	199
Series K047, Class X3, IO, 1.55%, 6/25/2043(j)	3,400	200
Series K050, Class X3, IO, 1.61%, 10/25/2043(j)	5,232	340
Series K051, Class X3, IO, 1.67%, 10/25/2043(j)	4,995	343
Series K052, Class X3, IO, 1.67%, 1/25/2044(j)	2,915	208
Series K726, Class X3, IO, 2.21%, 7/25/2044(j)	21,130	1,364
Series K067, Class X3, IO, 2.19%, 9/25/2044(j)	8,580	1,031
Series K727, Class X3, IO, 2.07%, 10/25/2044(j)	15,000	999
Series K068, Class X3, IO, 2.13%, 10/25/2044(j)	19,730	2,324
Series K059, Class X3, IO, 1.98%, 11/25/2044(j)	8,000	774
Series K729, Class X3, IO, 2.04%, 11/25/2044(j)	21,410	1,462
Series K724, Class X3, IO, 1.93%, 12/25/2044(j)	4,930	257
Series K070, Class X3, IO, 2.11%, 12/25/2044(j)	42,245	5,077
Series K730, Class X3, IO, 2.10%, 2/25/2045(j)	47,270	3,501
Series K065, Class X3, IO, 2.26%, 7/25/2045(j)	13,305	1,594
Series K071, Class X3, IO, 2.08%, 11/25/2045(j)	12,470	1,476
Series K072, Class X3, IO, 2.21%, 12/25/2045(j)	20,640	2,610
Series K089, Class X3, IO, 2.37%, 1/25/2046(j)	118,641	18,383
Series K087, Class X3, IO, 2.39%, 1/25/2046(j)	59,464	9,057
Series K079, Class X3, IO, 2.33%, 7/25/2046(j)	9,000	1,289
Series K097, Class X3, IO, 2.09%, 9/25/2046(j)	51,390	7,321
Series K081, Class X3, IO, 2.31%, 9/25/2046(j)	29,425	4,239
Series K103, Class X3, IO, 1.91%, 12/25/2046(j)	80,100	10,677
Series K102, Class X3, IO, 1.96%, 12/25/2046(j)	24,011	3,307
Series K104, Class X3, IO, 1.96%, 2/25/2047(j)	25,300	3,560
Series K088, Class X3, IO, 2.42%, 2/25/2047(j)	87,597	14,082
Series K735, Class X3, IO, 2.23%, 5/25/2047(j)	40,000	4,109
Series K093, Class X3, IO, 2.28%, 5/25/2047(j)	50,764	7,712
Series K092, Class X3, IO, 2.32%, 5/25/2047(j)	59,103	9,252
Series K094, Class X3, IO, 2.20%, 7/25/2047(j)	19,360	2,884
Series K095, Class X3, IO, 2.17%, 8/25/2047(j)	66,697	9,802
Series K736, Class X3, IO, 2.08%, 9/25/2047(j)	83,580	8,233
Series K099, Class X3, IO, 2.02%, 10/25/2047(j)	49,100	6,797
Series K098, Class X3, IO, 2.07%, 10/25/2047(j)	95,472	13,343
Series K737, Class X3, IO, 1.83%, 1/25/2048(j)	74,853	6,894
Series K111, Class X3, IO, 3.29%, 4/25/2048(j)	16,505	3,977
Series K108, Class X3, IO, 3.61%, 4/25/2048(j)	75,067	19,187
Series K738, Class X3, IO, 3.43%, 5/25/2048(j)	71,537	12,615
Series K112, Class X3, IO, 3.10%, 7/25/2048(j)	21,670	4,937
Series K114, Class X3, IO, 2.83%, 8/25/2048(j)	10,750	2,222
Series K115, Class X3, IO, 3.06%, 9/25/2048(j)	19,533	4,394
Series K117, Class X3, IO, 2.97%, 10/25/2048(j)	36,500	8,036
Series K739, Class X3, IO, 2.85%, 11/25/2048(j)	39,675	6,445
Series Q014, Class X, IO, 2.80%, 10/25/2055(j)	5,792	1,282
FNMA ACES
Series 2015-M1, Class X2, IO, 0.59%, 9/25/2024(j)	27,435	646
Series 2016-M12, Class X2, IO, 0.08%, 9/25/2026(j)	134,570	920
Series 2019-M28, Class XAV3, IO, 1.22%, 2/25/2027(j)	36,564	1,867
Series 2017-M8, Class X, IO, 0.22%, 5/25/2027(j)	57,876	1,072
Series 2020-M33, Class X, IO, 2.06%, 6/25/2028(j)	43,322	4,551
Series 2019-M30, Class X4, IO, 1.08%, 8/25/2028(j)	49,917	2,352
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028(j)	37,000	3,444
Series 2019-M31, Class X, IO, 0.99%, 9/25/2028(j)	57,477	4,249
Series 2019-M30, Class X1, IO, 0.44%, 11/25/2028(j)	84,634	1,696
Series 2020-M10, Class X3, IO, 1.44%, 11/25/2028(j)	68,659	5,593
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028(j)	59,900	5,872

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-M32, Class X2, IO, 1.19%, 10/25/2029(j)	29,302	2,343
Series 2019-M30, Class X2, IO, 0.30%, 12/25/2029(j)	127,832	1,889
Series 2020-M19, Class X1, IO, 0.52%, 5/25/2030(j)	29,922	956
Series 2020-M7, Class X, IO, 1.17%, 7/25/2030(j)	37,676	2,883
Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031(j)	16,880	1,825
Series 2020-M39, Class X2, IO, 1.73%, 8/25/2031(j)	47,408	5,502
Series 2020-M15, Class X1, IO, 1.69%, 9/25/2031(j)	26,392	2,677
Series 2020-M21, Class XA, IO, 1.20%, 3/25/2032(j)	82,420	7,631
Series 2020-M26, Class X1, IO, 0.81%, 4/25/2032(j)	29,952	1,917
Series 2019-M30, Class X5, IO, 0.46%, 5/25/2033(j)	198,564	5,024
Series 2019-M31, Class X1, IO, 1.20%, 4/25/2034(j)	40,695	4,303
Series 2018-M15, Class X, IO, 0.83%, 1/25/2036(j)	9,256	514
Series 2020-M6, Class XL, IO, 1.23%, 11/25/2049(j)	33,472	2,690
FNMA, Multifamily REMIC Trust
Series 2020-M37, Class X, IO, 1.23%, 4/25/2032(j)	108,821	8,916
Series 2020-M31, Class X1, IO, 0.97%, 10/25/2032(j)	99,894	5,365
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.69%, 2/25/2024(a)(j)	177	174
Series 2017-KF32, Class B, 2.69%, 5/25/2024(a)(j)	242	231
Series 2017-KF35, Class B, 2.89%, 8/25/2024(a)(j)	146	143
Series 2017-KF38, Class B, 2.64%, 9/25/2024(a)(j)	401	388
Series 2017-KF41, Class B, 2.64%, 11/25/2024(a)(j)	163	158
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025(a)(j)	15,000	14,302
Series 2018-KF49, Class B, 2.04%, 6/25/2025(a)(j)	445	424
Series 2018-KC02, Class B, 4.22%, 7/25/2025(a)(j)	2,520	2,550
Series 2018-KF53, Class B, 2.19%, 10/25/2025(j)	1,355	1,286
Series 2018-KSL1, Class C, 3.96%, 11/25/2025(a)(j)	15,000	14,323
Series 2019-KF58, Class B, 2.29%, 1/25/2026(a)(j)	723	705
Series 2019-KC03, Class B, 4.51%, 1/25/2026(a)(j)	5,000	5,154
Series 2019-K735, Class C, 4.16%, 5/25/2026(a)(j)	4,774	5,055
Series 2019-KC06, Class B, 3.95%, 9/25/2026(a)(j)	7,609	7,380
Series 2016-KF24, Class B, 5.14%, 10/25/2026(a)(j)	103	104
Series 2020-KF74, Class B, 2.29%, 1/25/2027(a)(j)	4,719	4,564
Series 2017-KF33, Class B, 2.69%, 6/25/2027(a)(j)	4,183	3,972
Series 2017-KF40, Class B, 2.84%, 11/25/2027(a)(j)	196	188
Series 2018-KHG1, Class C, 3.94%, 12/25/2027(a)(j)	10,000	9,011
Series 2018-KF50, Class B, 2.04%, 7/25/2028(a)(j)	310	296
Series 2018-KF56, Class B, 2.59%, 11/25/2028(a)(j)	921	880
Series 2019-KF57, Class B, 2.39%, 1/25/2029(a)(j)	3,848	3,687
Series 2019-KW08, Class B, 4.39%, 1/25/2029(a)(j)	10,000	10,018
Series 2019-KF59, Class B, 2.49%, 2/25/2029(a)(j)	955	896
Series 2019-KF61, Class B, 2.34%, 4/25/2029(a)(j)	4,664	4,451
Series 2019-KG01, Class B, 4.31%, 4/25/2029(a)(j)	3,000	3,074
Series 2019-KF63, Class B, 2.49%, 5/25/2029(a)(j)	7,670	7,235
Series 2019-KW09, Class B, 4.15%, 5/25/2029(a)(j)	12,670	12,818
Series 2019-KF65, Class B, 2.54%, 7/25/2029(a)(j)	8,400	7,951
Series 2019-KF66, Class B, 2.54%, 7/25/2029(a)(j)	4,623	4,509
Series 2019-KC05, Class B, 4.29%, 7/25/2029(a)(j)	16,737	16,543
Series 2019-KF67, Class B, 2.39%, 8/25/2029(a)(j)	5,000	4,672
Series 2019-KF70, Class B, 2.44%, 9/25/2029(a)(j)	2,763	2,667
Series 2019-KF71, Class B, 2.44%, 10/25/2029(a)(j)	5,194	4,868
Series 2019-KF73, Class B, 2.59%, 11/25/2029(a)(j)	12,268	11,911
Series 2020-KF75, Class B, 2.39%, 12/25/2029(a)(j)	7,000	6,679
Series 2020-KF76, Class B, 2.89%, 1/25/2030(a)(j)	3,500	3,449
Series 2016-K53, Class B, 4.16%, 3/25/2049(a)(j)	69	76
Series 2017-K67, Class B, 4.08%, 9/25/2049(a)(j)	145	162
Series 2017-K67, Class C, 4.08%, 9/25/2049(a)(j)	2,010	2,136
Series 2017-K728, Class B, 3.76%, 11/25/2050(a)(j)	250	268
Series 2017-K728, Class C, 3.76%, 11/25/2050(a)(j)	105	109
Series 2019-K89, Class C, 4.43%, 1/25/2051(a)(j)	9,000	9,686
Series 2019-K87, Class C, 4.47%, 1/25/2051(a)(j)	4,250	4,582

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-K734, Class C, 4.19%, 2/25/2051(a)(j)	4,150	4,397
Series 2019-K97, Class C, 3.89%, 9/25/2051(a)(j)	2,000	2,090
Series 2019-K103, Class B, 3.57%, 12/25/2051(a)(j)	2,303	2,470
Series 2019-K103, Class C, 3.57%, 12/25/2051(a)(j)	10,158	10,170
Series 2019-K102, Class B, 3.65%, 12/25/2051(a)(j)	7,932	8,652
Series 2019-K102, Class C, 3.65%, 12/25/2051(a)(j)	9,100	9,313
Series 2020-K104, Class C, 3.66%, 2/25/2052(a)(j)	13,102	13,295
Series 2019-K90, Class C, 4.46%, 2/25/2052(a)(j)	2,000	2,157
Series 2019-K88, Class C, 4.53%, 2/25/2052(a)(j)	6,700	7,244
Series 2019-K93, Class C, 4.26%, 5/25/2052(a)(j)	10,500	11,147
Series 2019-K92, Class C, 4.34%, 5/25/2052(a)(j)	7,000	7,514
Series 2019-K94, Class C, 4.10%, 7/25/2052(a)(j)	11,590	11,996
Series 2019-K95, Class C, 4.05%, 8/25/2052(a)(j)	8,250	8,595
Series 2019-K98, Class C, 3.86%, 10/25/2052(a)(j)	6,000	6,284
Series 2019-K100, Class B, 3.61%, 11/25/2052(a)(j)	5,188	5,642
Series 2019-K100, Class C, 3.61%, 11/25/2052(a)(j)	10,000	10,161
Series 2020-K737, Class B, 3.41%, 1/25/2053(a)(j)	3,750	4,057
Series 2020-K737, Class C, 3.41%, 1/25/2053(a)(j)	6,000	6,118
Series 2020-K105, Class B, 3.53%, 3/25/2053(a)(j)	13,250	14,187
Series 2020-K105, Class C, 3.53%, 3/25/2053(a)(j)	13,000	12,923
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.88%, 2/27/2048‡(a)(j)	6,013	5,021
Series 2018-C1, Class A725, 2.76%, 2/27/2050(a)	1,000	874
Series 2018-C1, Class B725, 3.08%, 2/27/2050‡(a)(j)	2,225	1,908
GNMA
Series 2012-88, Class DI, IO, 0.55%, 8/16/2046(j)	33,469	559
Series 2013-72, IO, 0.45%, 11/16/2047(j)	128,471	2,639
Series 2014-172, IO, 0.71%, 1/16/2049(j)	40,446	1,251
Series 2012-44, IO, 0.11%, 3/16/2049(j)	6,638	31
Series 2015-48, IO, 0.60%, 2/16/2050(j)	3,291	108
Series 2013-15, IO, 0.54%, 8/16/2051(j)	9,500	209
Series 2013-80, IO, 0.68%, 3/16/2052(j)	22,311	604
Series 2015-86, IO, 0.62%, 5/16/2052(j)	24,267	752
Series 2013-7, IO, 0.33%, 5/16/2053(j)	79,661	1,212
Series 2012-89, IO, 0.43%, 12/16/2053(j)	16,374	203
Series 2012-115, IO, 0.43%, 4/16/2054(j)	45,566	1,017
Series 2014-124, Class IE, IO, 0.71%, 5/16/2054(j)	20,393	601
Series 2013-48, IO, 0.60%, 7/16/2054(j)	8,513	253
Series 2014-186, IO, 0.69%, 8/16/2054(j)	5,843	192
Series 2014-130, Class IB, IO, 0.76%, 8/16/2054(j)	1,106	29
Series 2013-194, IO, 0.62%, 9/16/2054(j)	18,133	410
Series 2015-93, IO, 0.65%, 11/16/2054(j)	31,892	920
Series 2013-179, IO, 0.35%, 1/16/2055(j)	48,298	464
Series 2013-178, IO, 0.42%, 6/16/2055(j)	40,488	779
Series 2016-102, IO, 0.69%, 10/16/2055(j)	28,127	1,088
Series 2015-33, IO, 0.68%, 2/16/2056(j)	31,053	1,190
Series 2015-59, IO, 0.92%, 6/16/2056(j)	9,157	372
Series 2016-97, IO, 1.02%, 7/16/2056(j)	39,721	2,435
Series 2014-110, IO, 0.59%, 1/16/2057(j)	23,319	749
Series 2014-89, IO, 0.65%, 1/16/2057(j)	12,965	458
Series 2016-177, IO, 0.78%, 1/16/2057(j)	62,060	3,232
Series 2015-172, IO, 0.77%, 3/16/2057(j)	16,522	637
Series 2016-13, IO, 0.83%, 4/16/2057(j)	19,552	929
Series 2015-115, IO, 0.50%, 7/16/2057(j)	3,709	123
Series 2016-40, IO, 0.69%, 7/16/2057(j)	41,886	1,653
Series 2017-151, IO, 0.71%, 9/16/2057(j)	17,345	925
Series 2017-146, IO, 0.74%, 9/16/2057(j)	41,765	2,106
Series 2017-173, IO, 1.35%, 9/16/2057(j)	18,389	1,338
Series 2016-105, IO, 0.97%, 10/16/2057(j)	50,300	2,548
Series 2016-56, IO, 0.88%, 11/16/2057(j)	38,744	1,997
Series 2016-157, IO, 0.92%, 11/16/2057(j)	33,887	2,043

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057(j)	94,619	5,137
Series 2016-96, IO, 0.90%, 12/16/2057(j)	3,361	175
Series 2016-94, IO, 1.01%, 12/16/2057(j)	5,805	309
Series 2016-155, IO, 0.83%, 2/16/2058(j)	77,198	4,724
Series 2016-130, IO, 0.95%, 3/16/2058(j)	39,287	2,299
Series 2016-92, IO, 0.88%, 4/16/2058(j)	835	44
Series 2016-119, IO, 0.99%, 4/16/2058(j)	118,956	6,493
Series 2016-151, IO, 1.06%, 6/16/2058(j)	101,372	6,648
Series 2017-41, IO, 0.71%, 7/16/2058(j)	16,867	846
Series 2016-87, IO, 0.96%, 8/16/2058(j)	41,832	2,366
Series 2017-3, IO, 0.81%, 9/16/2058(j)	84,072	4,378
Series 2016-175, IO, 0.83%, 9/16/2058(j)	31,763	1,716
Series 2017-54, IO, 0.59%, 12/16/2058(j)	19,142	968
Series 2017-81, IO, 0.76%, 12/16/2058(j)	15,667	795
Series 2017-23, IO, 0.69%, 5/16/2059(j)	22,675	1,099
Series 2017-86, IO, 0.76%, 5/16/2059(j)	8,679	491
Series 2017-51, IO, 0.79%, 5/16/2059(j)	12,870	749
Series 2017-148, IO, 0.62%, 7/16/2059(j)	28,984	1,524
Series 2017-69, IO, 0.79%, 7/16/2059(j)	14,093	770
Series 2017-171, IO, 0.69%, 9/16/2059(j)	5,533	314
Series 2018-57, IO, 0.41%, 10/16/2059(j)	120,843	5,238
Series 2017-157, IO, 0.57%, 12/16/2059(j)	8,731	428
Series 2018-9, IO, 0.54%, 1/16/2060(j)	150,094	7,634
Series 2019-135, IO, 0.88%, 2/16/2060(j)	52,242	3,830
Series 2019-67, IO, 0.88%, 2/16/2060(j)	27,541	1,980
Series 2018-106, IO, 0.50%, 4/16/2060(j)	24,264	1,373
Series 2018-119, IO, 0.68%, 5/16/2060(j)	38,031	2,557
Series 2018-98, IO, 0.43%, 8/16/2060(j)	89,813	4,302
Series 2019-9, IO, 0.67%, 8/16/2060(j)	30,672	2,054
Series 2020-121, IO, 0.94%, 8/16/2060(j)	9,951	810
Series 2019-32, IO, 0.57%, 5/16/2061(j)	92,866	6,214
Series 2019-53, Class IA, IO, 0.74%, 6/16/2061(j)	9,395	664
Series 2019-155, IO, 0.67%, 7/16/2061(j)	180,481	11,511
Series 2020-28, IO, 0.86%, 11/16/2061(j)	21,982	1,606
Series 2020-56, IO, 1.04%, 11/16/2061(j)	80,997	6,535
Series 2020-124, IO, 1.21%, 12/16/2061(j)	18,407	1,743
Series 2020-14, IO, 0.76%, 2/16/2062(j)	155,283	11,487
Series 2020-2, IO, 0.81%, 3/16/2062(j)	86,698	6,023
Series 2020-27, IO, 0.91%, 3/16/2062(j)	29,200	2,155
Series 2020-143, Class IB, IO, 0.95%, 3/16/2062(j)	68,547	5,612
Series 2020-110, IO, 1.11%, 3/16/2062(j)	49,712	4,406
Series 2020-143, IO, 1.20%, 3/16/2062(j)	34,898	3,373
Series 2020-94, IO, 1.20%, 3/16/2062(j)	113,720	10,403
Series 2020-73, IO, 1.32%, 3/16/2062(j)	58,354	5,662
Series 2020-23, IO, 0.76%, 4/16/2062(j)	140,506	10,960
Series 2020-38, IO, 0.95%, 4/16/2062(j)	142,620	11,445
Series 2020-70, IO, 0.99%, 4/16/2062(j)	64,916	5,240
Series 2020-54, IO, 1.00%, 4/16/2062(j)	192,407	15,879
Series 2020-89, Class IA, IO, 1.25%, 4/16/2062(j)	48,674	4,569
Series 2020-120, IO, 0.88%, 5/16/2062(j)	9,959	827
Series 2020-72, IO, 1.19%, 5/16/2062(j)	174,881	15,952
Series 2020-91, Class IU, IO, 1.27%, 5/16/2062(j)	247,351	22,167
Series 2020-50, IO, 0.79%, 6/16/2062(j)	84,317	6,083
Series 2020-147, IO, 1.00%, 6/16/2062(j)	109,860	9,771
Series 2020-118, IO, 1.06%, 6/16/2062(j)	91,245	7,958
Series 2020-106, Class IC, IO, 1.07%, 6/16/2062(j)	93,910	8,145
Series 2020-161, IO, 1.06%, 8/16/2062(j)	24,960	2,223
Series 2020-111, IO, 1.05%, 9/15/2062(j)	22,497	1,923
Series 2020-158, IO, 0.89%, 9/16/2062(j)	65,609	5,311
Series 2020-114, IO, 0.93%, 9/16/2062(j)	99,617	8,432

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-128, IO, 0.99%, 10/16/2062(j)	64,837	6,213
Series 2020-150, IO, 0.98%, 12/16/2062(j)	99,854	8,671
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.90%, 11/10/2045(a)(j)	400	390
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	3,550	2,521
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(a)(j)	2,240	1,835
Series 2015-GC32, Class D, 3.35%, 7/10/2048‡	4,521	3,715
Series 2015-GC34, Class D, 2.98%, 10/10/2048	3,570	2,486
Series 2016-GS3, Class C, 4.12%, 10/10/2049(j)	2,250	2,051
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(a)(j)	2,000	1,741
Series 2019-GC42, Class D, 2.80%, 9/1/2052(a)	4,880	4,388
Series 2020-GC45, Class XA, IO, 0.79%, 2/13/2053(j)	74,852	3,691
Series 2020-GC45, Class E, 2.85%, 2/13/2053‡(a)(j)	7,000	5,229
Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053(j)	80,857	7,250
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(a)(j)	10,530	10,637
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039‡(a)(j)	3,725	3,400
Series 2019-LIC, Class F, 3.35%, 10/14/2039‡(a)(j)	24,015	20,701
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.19%, 12/15/2046‡(a)(j)	250	243
Series 2015-JP1, Class E, 4.36%, 1/15/2049‡(a)(j)	3,250	2,459
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class D2, 4.27%, 12/15/2048‡(a)(j)	1,000	881
Series 2016-C1, Class D1, 4.39%, 3/15/2049‡(a)(j)	1,500	1,483
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047(a)	1,500	1,302
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.32%, 10/15/2050(j)	5,000	5,153
Series 2019-COR6, Class D, 2.50%, 11/13/2052(a)	9,875	8,661
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(j)	18	18
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(j)	149	86
MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.89%, 4/25/2024‡(a)(j)	3,129	3,111
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047(a)(j)	4,250	4,236
Series 2014-C15, Class D, 5.07%, 4/15/2047‡(a)(j)	1,000	972
Series 2014-C16, Class B, 4.49%, 6/15/2047(j)	8,000	8,036
Series 2014-C17, Class C, 4.64%, 8/15/2047(j)	2,500	2,556
Series 2014-C17, Class D, 4.88%, 8/15/2047(a)(j)	9,393	8,537
Series 2014-C18, Class D, 3.39%, 10/15/2047‡(a)	7,157	5,037
Series 2015-C27, Class E, 3.24%, 12/15/2047‡(a)(j)	2,500	1,638
Series 2015-C27, Class F, 3.24%, 12/15/2047‡(a)(j)	6,334	3,255
Series 2014-C19, Class E, 3.25%, 12/15/2047‡(a)	6,500	4,100
Series 2015-C21, Class XA, IO, 1.01%, 3/15/2048(j)	22,139	642
Series 2016-C31, Class B, 3.88%, 11/15/2049(j)	3,000	2,942
Series 2016-C31, Class C, 4.45%, 11/15/2049(j)	3,500	3,138
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.37%, 12/15/2050(j)	1,200	1,270
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040‡(a)(j)	1,000	834
Series 2015-UBS8, Class B, 4.32%, 12/15/2048(j)	8,331	8,003
Series 2016-UB11, Class C, 3.69%, 8/15/2049(j)	2,000	1,942
Series 2019-L3, Class D, 2.50%, 11/15/2052(a)	4,500	3,815
Series 2020-L4, Class D, 2.50%, 2/15/2053‡(a)	3,000	2,705
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(j)	19,685	2,873
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(a)	13,337	12,308
Series 2019-PARK, Class J, 4.25%, 12/15/2036(a)	20,000	18,325
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.85%, 10/15/2049‡(a)(j)	6,419	6,131
Series 2019-01, Class M10, 3.40%, 10/15/2049‡(a)(j)	26,000	23,880
Series 2020-01, Class M10, 3.90%, 3/25/2050‡(a)(j)	25,000	23,006
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.79%, 4/14/2036‡(a)(j)	3,500	3,334

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.42%, 2/13/2053(a)(j)	94,927	8,436
Series 2020-RR1, Class A2, 2.53%, 2/13/2053(a)	4,000	4,058
Series 2020-RR1, Class B, 3.48%, 2/13/2053‡(a)	11,440	11,610
Series 2020-RR1, Class C, 3.98%, 2/13/2053‡(a)(j)	4,750	4,730
Series 2020-RR1, Class D, 4.20%, 2/13/2053‡(a)(j)	4,750	3,586
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	5,015
Series 2017-C2, Class C, 4.30%, 8/15/2050(j)	7,250	6,815
Series 2017-C5, Class C, 4.46%, 11/15/2050(j)	1,000	1,041
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(j)	3,528	3,592
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(j)	235	238
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(j)	427	430
Series 2019-1, Class A, 3.76%, 3/25/2049(a)(j)	3,686	3,816
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(a)(j)	8,294	8,518
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(j)	4,311	4,429
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047‡(a)(j)	4,000	3,449
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(a)(j)	3,230	2,082
Series 2017-C38, Class D, 3.00%, 7/15/2050‡(a)	1,000	799
Series 2019-C52, Class XA, IO, 1.76%, 8/15/2052(j)	16,696	1,773
Series 2020-C55, Class D, 2.50%, 2/15/2053‡(a)	4,500	3,702
Series 2020-C55, Class E, 2.50%, 2/15/2053‡(a)	6,850	4,694
Series 2015-NXS2, Class D, 4.44%, 7/15/2058‡(j)	2,226	1,912
Series 2015-LC22, Class D, 4.69%, 9/15/2058(j)	2,000	1,783
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045(a)	8,000	7,454
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057‡(a)(j)	6,540	5,355

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,943,536)		1,894,096

ASSET-BACKED SECURITIES — 19.2%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(a)	746	746
ABFC Trust Series 2002-OPT1, Class M1, 1.25%, 5/25/2032‡(j)	220	219
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(a)	4,133	4,149
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	2,691	2,702
Series 2018-1, Class C, 6.81%, 2/21/2023(a)	3,932	3,953
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	5,259	5,418
Series 2019-2, Class B, 3.63%, 8/21/2023(a)	12,470	12,601
Series 2019-1, Class C, 6.41%, 2/20/2024(a)	2,280	2,251
Series 2019-2, Class C, 5.24%, 10/21/2024(a)	11,285	11,145
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(a)	353	360
Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	766	800
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.95%, 2/18/2025(a)	8,000	8,045
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	560	581
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	1,810	1,887
Series 2019-2, Class D, 3.41%, 6/12/2025(a)	6,780	7,011
Series 2019-2, Class E, 4.29%, 6/12/2025(a)	555	579
Series 2018-3, Class F, 6.44%, 6/12/2025(a)	1,320	1,379
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	4,673	4,850
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	5,307	5,420
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	5,600	5,765
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	6,050	6,195
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	5,850	5,936
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	10,080	10,164
Series 2020-2, Class C, 3.88%, 4/13/2026(a)	2,000	2,124
Series 2019-3, Class F, 5.42%, 5/12/2026(a)	710	733

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	2,400	2,647
Series 2020-4, Class F, 5.22%, 8/13/2027(a)	5,000	5,046
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.63%, 12/25/2033‡(j)	237	235
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037‡(a)	10,005	10,483
Series 2020-SFR4, Class F, 2.86%, 11/17/2037‡(a)	14,250	14,198
Series 2019-SFR1, Class F, 3.87%, 1/19/2039‡(a)	5,310	5,301
Series 2019-SFR1, Class G, 4.86%, 1/19/2039‡(a)	2,125	2,116
Series 2019-SFR1, Class H, 6.04%, 1/19/2039‡(a)	2,125	2,113
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040‡(a)	7,400	7,628
Series 2020-AA, Class C, 3.97%, 7/17/2046(a)	4,250	4,398
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025(a)	4,500	4,609
Series 2019-1, Class C, 4.35%, 6/15/2026(a)	1,500	1,537
Avis Budget Rental Car Funding AESOP LLC
Series 2016-2A, Class A, 2.72%, 11/20/2022(a)	1,400	1,418
Series 2019-1A, Class A, 3.45%, 3/20/2023(a)	5,656	5,805
Series 2017-1A, Class A, 3.07%, 9/20/2023(a)	1,500	1,539
Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	560	582
Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	5,385	5,704
Series 2019-2A, Class C, 4.24%, 9/22/2025(a)	3,000	3,087
Series 2019-3A, Class A, 2.36%, 3/20/2026(a)	13,500	13,902
Series 2019-3A, Class B, 2.65%, 3/20/2026(a)	3,000	3,030
Series 2020-2A, Class A, 2.02%, 2/20/2027(a)	3,750	3,800
Series 2020-2A, Class B, 2.96%, 2/20/2027(a)	1,800	1,833
Series 2020-2A, Class C, 4.25%, 2/20/2027(a)	1,800	1,837
BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.12%, 11/20/2028‡(a)(j)	600	566
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033(a)	14,435	14,644
Series 2018-2, Class C, 6.66%, 6/15/2033(a)	854	857
Series 2019-1, Class A, 4.21%, 7/15/2034(a)	9,626	9,830
Series 2019-1, Class C, 6.95%, 7/15/2034‡(a)	4,993	5,026
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	7,845	7,942
Series 2020-1A, Class B, 3.97%, 11/15/2035(a)	5,941	5,967
Series 2020-1A, Class C, 7.14%, 11/15/2035(a)	9,142	9,248
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034‡(a)	1,889	1,902
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(a)	957	957
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050(a)(k)	2,800	2,798
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	3,499	3,603
Series 2020-1A, Class A5, 3.48%, 2/15/2050(a)	2,999	3,145
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	3,500	3,645
Series 2020-1A, Class B2, 4.52%, 2/15/2050‡(a)	4,290	4,493
Series 2020-1A, Class B3, 4.95%, 2/15/2050‡(a)	4,510	4,660
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024(a)	2,000	2,087
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	4,591	4,745
Series 2019-1A, Class E, 5.64%, 1/15/2026(a)	500	525
Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	3,000	3,160
Series 2019-3A, Class E, 4.60%, 7/15/2026(a)	9,700	10,106
Series 2019-4A, Class E, 4.70%, 10/15/2026(a)	6,990	7,223
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(j)	7,928	8,175
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(h)	147	153
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060(a)	5,825	5,896
Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	4,320	4,377
CIG Auto Receivables Trust
Series 2020-1A, Class B, 1.55%, 1/13/2025(a)	900	901
Series 2020-1A, Class C, 1.75%, 1/12/2026(a)	1,460	1,466
Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	1,660	1,687

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CLI Funding VI LLC Series 2020-3A, Class A, 2.07%, 10/18/2045(a) 8,935		8,951
CLUB Credit Trust Series 2019-46, Class PT, HB, 23.45%, 12/15/2044(a)(j)	12,118	11,145
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(a)	1,263	1,266
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	11,546	11,397
Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	4,530	4,496
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2019-54, Class PT, HB, 23.90%, 2/15/2045(a)(j)	17,413	15,299
Series 2020-4, Class PT, HB, 22.26%, 3/15/2045‡(a)(j)	6,394	5,537
Series 2020-8, Class PT, HB, 22.80%, 4/17/2045(a)(j)	6,528	5,686
Consumer Loan Underlying Bond Credit Trust Series 2018-P2, Class C, 5.21%, 10/15/2025‡(a)	1,500	1,522
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡(a)	575	601
Series 2019-2, Class E, 5.39%, 6/15/2052‡(a)(j)	1,250	1,277
Series 2019-3, Class XB, IO, 1.55%, 10/15/2052(a)(j)	53,875	4,970
Series 2019-3, Class XA, IO, 2.19%, 10/15/2052(a)(j)	46,323	3,580
Series 2019-3, Class D, 3.76%, 10/15/2052‡(a)	8,689	9,111
Series 2019-3, Class E, 4.90%, 10/15/2052‡(a)(j)	3,650	3,573
CPS Auto Receivables Trust
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	160	163
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	4,200	4,318
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029(a)	4,550	4,658
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.87%, 7/25/2034‡(j)	1,373	1,353
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031‡(a)	755	754
Series 2019-1A, Class D, 5.25%, 2/20/2032‡(a)	2,838	2,760
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(a)(h)	6,825	6,825
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	160	162
Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,509
Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,072
Driven Brands Funding LLC
Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	3,930	4,125
Series 2020-1A, Class A2, 3.79%, 7/20/2050(a)	499	519
DT Auto Owner Trust
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	500	513
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	1,230	1,279
Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	455	469
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	1,000	1,038
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	1,925	1,972
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	1,055	1,084
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	2,300	2,366
Series 2018-2A, Class E, 5.54%, 6/16/2025(a)	1,200	1,240
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	5,260	5,369
Series 2018-3A, Class E, 5.33%, 11/17/2025(a)	1,340	1,415
Series 2019-1A, Class E, 4.94%, 2/17/2026(a)	4,520	4,742
Series 2020-2A, Class B, 2.08%, 3/16/2026(a)	2,000	2,041
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	3,437	3,596
Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	3,770	4,073
Series 2019-3A, Class E, 3.85%, 8/17/2026(a)	3,500	3,594
Series 2019-4A, Class E, 3.93%, 10/15/2026(a)	5,000	5,145
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	5,500	5,534
Series 2020-2A, Class E, 7.17%, 6/15/2027(a)	2,130	2,340
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055‡(a)	1,064	1,068
Elara HGV Timeshare Issuer LLC Series 2019-A, Class C, 3.45%, 1/25/2034‡(a)	2,020	2,041
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(a)	1,020	1,024
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	773	788

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	3,750	3,838
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	1,000	1,045
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	2,360	2,409
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	1,515	1,580
Series 2020-2A, Class B, 2.08%, 7/15/2024(a)	3,000	3,041
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	9,255	9,915
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	2,260	2,327
Series 2017-3A, Class D, 5.28%, 10/15/2024(a)	1,000	1,047
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	14,475	15,093
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	4,940	5,071
Series 2019-2A, Class D, 3.71%, 3/17/2025(a)	1,000	1,046
Series 2020-2A, Class C, 3.28%, 5/15/2025(a)	6,591	6,886
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	2,900	3,021
Series 2018-4A, Class E, 5.38%, 7/15/2025(a)	2,810	2,938
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	4,260	4,391
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	5,130	5,468
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	10,000	10,385
Series 2019-1A, Class E, 5.20%, 1/15/2026(a)	9,375	9,873
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	10,000	10,816
Series 2019-2A, Class E, 4.68%, 5/15/2026(a)	5,520	5,768
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	7,092	7,253
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	28,835	29,359
Series 2020-1A, Class E, 3.74%, 1/15/2027(a)	15,660	16,138
Series 2020-2A, Class E, 7.19%, 9/15/2027(a)	10,510	11,630
FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 9/17/2025‡(a)	9,000	9,123
Flagship Credit Auto Trust
Series 2016-1, Class D, 8.59%, 5/15/2023(a)	1,000	1,006
Series 2016-3, Class E, 6.25%, 10/15/2023(a)	1,110	1,133
Series 2017-R, 8.24%, 10/18/2023	435	413
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	175	180
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	530	551
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,833	4,016
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	4,100	4,256
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	10,000	10,254
Series 2020-1, Class D, 2.48%, 3/16/2026(a)	4,000	4,093
Series 2019-2, Class E, 4.52%, 12/15/2026(a)	4,500	4,707
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(a)	855	867
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(a)	3,055	3,105
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024(a)	569	570
Series 2019-1, Class B, 3.87%, 6/18/2026(a)	9,592	9,696
Series 2019-1, Class C, 5.39%, 6/18/2026(a)	14,200	14,472
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	6,150	6,205
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(a)	5,000	4,903
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	2,929	3,051
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	3,000	3,078
Genesis Sales Finance Master Trust
Series 2019-AA, Class A, 4.68%, 8/20/2023(a)	2,650	2,670
Series 2020-AA, Class C, 2.99%, 9/22/2025(a)	1,000	998
GLS Auto Receivables Issuer Trust
Series 2020-1A, Class C, 2.72%, 11/17/2025(a)	5,000	5,117
Series 2019-1A, Class D, 4.94%, 12/15/2025(a)	4,330	4,504
Series 2019-2A, Class D, 4.52%, 2/17/2026(a)	1,000	1,040
Series 2019-4A, Class D, 4.09%, 8/17/2026(a)	8,950	9,215
Series 2020-1A, Class D, 3.68%, 11/16/2026(a)	1,250	1,282
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(a)	680	714
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(a)	580	572
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(a)	331	334
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(a)	303	310

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025(a)	6,500	6,456
HIN Timeshare Trust
Series 2020-A, Class A, 1.39%, 10/9/2039(a)	4,028	4,046
Series 2020-A, Class B, 2.23%, 10/9/2039(a)	3,554	3,587
Series 2020-A, Class C, 3.42%, 10/9/2039‡(a)	1,896	1,938
Series 2020-A, Class D, 5.50%, 10/9/2039‡(a)	3,092	3,150
Kabbage Funding LLC
Series 2019-1, Class B, 4.07%, 3/15/2024‡(a)	91	91
Series 2019-1, Class C, 4.61%, 3/15/2024‡(a)	1,000	1,000
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026‡(a)	4,500	4,423
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025(a)	12,000	12,086
Lendmark Funding Trust
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(a)	790	810
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(a)	1,305	1,348
Series 2018-2A, Class D, 6.78%, 4/20/2027(a)	2,500	2,561
Series 2019-1A, Class C, 3.90%, 12/20/2027‡(a)	800	806
Series 2019-1A, Class D, 5.34%, 12/20/2027‡(a)	3,000	2,942
Series 2019-2A, Class C, 3.72%, 4/20/2028‡(a)	3,040	3,048
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	2,031	2,041
Series 2019-1A, Class C, 5.07%, 3/15/2027‡(a)	3,500	3,433
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	6,696	6,734
Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 2.78%, 8/25/2033‡(j)	26	26
LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025(a)	5,199	5,266
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(a)	151	152
Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032‡(a)	5,120	4,966
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	36	36
Series 2017-3A, Class D, 5.03%, 12/15/2024(a)	4,500	4,526
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	26,849	24,836
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048(a)(h)	148	148
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025(a)	22,134	22,572
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(a)	517	512
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(a)	437	428
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025(a)	8,000	7,953
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	15,000	15,000
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	5,940	6,018
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	12,591	12,975
OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	580	595
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 2/14/2031(a)	745	766
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,105
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(a)	1,500	1,530
Series 2020-2A, Class B, 2.21%, 9/14/2035‡(a)	4,000	4,048
Series 2020-2A, Class C, 2.76%, 9/14/2035‡(a)	2,000	2,031
Series 2020-2A, Class D, 3.45%, 9/14/2035‡(a)	7,000	7,154
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030‡(a)	2,474	2,499
Series 2019-A, Class D, 4.93%, 4/9/2038‡(a)	3,070	3,052
Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028(a)	4,000	4,080
Pagaya AI Debt Selection Trust Series 2020-3, Class C, 6.43%, 5/17/2027(a)	3,396	3,414
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.50%, 4/25/2023(a)(j)	4,626	4,467
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 3.00%, 2/25/2023(a)(j)	4,655	4,560
Series 2018-GT2, Class A, 2.80%, 8/25/2025(a)(j)	4,320	4,184

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.89%, 7/25/2035‡(h)	251	256
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,160	1,192
Series 2018-1A, Class E, 5.03%, 1/15/2026(a)	720	749
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A2, 4.95%, 1/25/2059‡(a)(h)	4,469	4,196
Series 2020-NPL3, Class A2, 6.41%, 6/27/2060(a)(h)	14,500	14,510
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027‡(a)	5,000	4,981
Series 2020-SFR3, Class G, PO, 4.11%, 10/17/2027(a)	3,000	3,013
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(a)	2,000	2,062
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(a)	1,047	1,069
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	524	537
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(a)	4,000	4,119
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(a)	6,100	6,226
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025‡(a)	7,941	7,918
PRPM LLC
Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(a)(h)	5,094	5,101
Series 2020-4, Class A2, 3.44%, 10/25/2025‡(a)(h)	7,000	7,001
RAMP Trust Series 2002-RS2, Class AI5, 5.44%, 3/25/2032‡(j)	89	93
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044(a)(j)	14,287	13,570
Regional Management Issuance Trust
Series 2019-1, Class C, 4.11%, 11/15/2028‡(a)	5,110	5,202
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,000	6,029
Series 2020-1, Class D, 6.77%, 10/15/2030‡(a)	2,410	2,439
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	137	138
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(h)	565	608
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	214	221
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	2,857	2,884
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(a)	4,185	4,261
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	5,984
Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,807
Series 2020-2, Class D, 2.22%, 9/15/2026	2,350	2,400
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(a)	1,067	1,076
Series 2018-A, Class F, 6.80%, 9/15/2025(a)	2,172	2,196
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	11,500	12,237
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	880	925
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	8,085	8,504
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(a)(j)	65	65
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036‡(a)	658	664
Series 2019-2A, Class D, 4.54%, 5/20/2036‡(a)	1,853	1,842
Series 2019-3A, Class D, 4.18%, 8/20/2036‡(a)	4,329	4,244
Series 2020-2A, Class D, 6.59%, 7/20/2037‡(a)	4,032	4,138
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026‡(a)	3,250	2,653
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	100	102
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	100	102
Sofi Consumer Loan Program Trust Series 2018-2, Class C, 4.25%, 4/26/2027‡(a)	5,000	5,125
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(a)	450	461
Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	450	457
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡(a)	900	900
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024(a)(h)	4,540	4,552
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.13%, 9/25/2034‡(j)	174	173

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023(a)	2,700	2,797
Series 2019-A, Class E, 5.48%, 5/22/2023(a)	5,000	5,269
Series 2020-A, Class D, 2.33%, 2/20/2024(a)	2,000	2,043
Series 2020-A, Class E, 4.64%, 8/20/2024(a)	3,777	3,952
Tif Funding II LLC Series 2020-1A, Class A, 2.09%, 8/20/2045(a)	4,906	4,920
Tricolor Auto Securitization Trust
Series 2018-1A, Class B, 7.30%, 2/16/2021(a)	2,700	2,732
Series 2020-1A, Class B, 8.25%, 11/15/2026(a)	6,349	6,349
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023(a)	7,000	7,187
Series 2018-1A, Class B, 7.50%, 7/15/2023(a)	1,710	1,802
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050‡(a)(h)	3,547	3,584
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049‡(a)(h)	9,495	9,427
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049‡(a)(h)	9,000	8,934
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049‡(a)(h)	15,000	14,876
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050‡(a)(h)	12,000	11,871
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050‡(a)(h)	7,789	7,830
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025(a)	2,500	2,529
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,000	9,470
VMD-WL1 4.71%, 1/31/2021	9,367	9,320
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049‡(a)(h)	17,435	17,243
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049‡(a)(h)	12,130	12,046
VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049‡(a)(h)	14,250	14,141
VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050‡(a)(h)	25,000	24,775
VOLT LXXXVII LLC Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050‡(a)(h)	14,600	14,510
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.47%, 10/18/2031‡(a)(j)	535	498
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(a)	3,955	4,062
Series 2019-AA, Class D, 4.03%, 6/15/2038‡(a)	1,559	1,594
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034‡(a)	11,020	11,628
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	670	694
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	450	468
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	3,500	3,544
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,013	1,044
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,320	1,353
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,690	3,790
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	600	610
Series 2019-2A, Class E, 4.02%, 4/15/2025(a)	4,815	4,920
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	1,000	1,019
Series 2020-2A, Class D, 2.76%, 1/15/2026(a)	2,000	2,065
Series 2019-1A, Class F, 5.67%, 2/17/2026(a)	3,009	3,118
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,872
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	3,400	3,448

TOTAL ASSET-BACKED SECURITIES (Cost $1,394,804)		1,406,493

COLLATERALIZED MORTGAGE OBLIGATIONS—15.6%
ACC 1/15/2021‡	8,918	8,918
Acre Series 2017-B, 8.39%, 12/22/2021‡	500	495
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.93%, 5/25/2036(j)	1,582	1,518

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	31	32
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	21	21
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	27	26
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	74	72
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	518	512
Series 2005-J14, Class A3, 5.50%, 12/25/2035	337	274
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	635	496
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049‡(a)(j)	8,000	7,918
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(j)	2,470	2,464
Series 2019-6, Class B3, 6.02%, 11/25/2059(a)(j)	1,250	1,122
Series 2020-1, Class M1, 3.16%, 12/25/2059‡(a)(j)	4,400	4,366
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(j)	1,550	1,553
Angel Oak Mortgage Trust I LLC
Series 2018-PB1, Class A, 5.00%, 8/25/2021(a)	64	64
Series 2018-2, Class B1, 4.89%, 7/27/2048(a)(j)	3,500	3,551
Series 2018-3, Class B1, 5.04%, 9/25/2048(a)(j)	1,000	1,018
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	677	678
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(j)	2,000	2,044
Series 2019-RTL1, Class M, 6.90%, 1/25/2023‡(a)(j)	3,000	3,017
Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(a)(h)	1,700	1,425
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(a)(j)	1,000	1,046
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(j)	1,437	1,475
Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	4	3
Banc of America Funding Trust Series 2007-5, Class 4A1, 0.52%, 7/25/2037(j)	433	282
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.22%, 8/25/2034(j)	135	139
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(h)	116	113
Bellemeade Re Ltd. (Bermuda)
Series 2018-3A, Class M1B, 2.00%, 10/25/2028‡(a)(j)	619	619
Series 2018-3A, Class M2, 2.90%, 10/25/2028‡(a)(j)	1,140	1,128
Series 2019-1A, Class M2, 2.85%, 3/25/2029‡(a)(j)	1,000	975
Series 2019-3A, Class B1, 2.65%, 7/25/2029‡(a)(j)	1,000	957
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.90%, 5/25/2023(a)(j)	840	809
Series 2018-GT1, Class B, 3.65%, 5/25/2023‡(a)(j)	850	792
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	51	50
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	114	116
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(j)	1,831	1,852
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1ED2, 1.25%, 4/25/2031(a)(j)	192	190
Series 2018-R07, Class 1B1, 4.50%, 4/25/2031‡(a)(j)	8,186	8,186
Series 2019-R01, Class 2M2, 2.60%, 7/25/2031‡(a)(j)	14,427	14,355
Series 2019-R01, Class 2B1, 4.50%, 7/25/2031‡(a)(j)	1,000	990
Series 2019-R02, Class 1B1, 4.30%, 8/25/2031‡(a)(j)	10,130	10,071
Series 2019-R04, Class 2B1, 5.40%, 6/25/2039(a)(j)	5,000	4,981
Series 2019-R05, Class 1M2, 2.15%, 7/25/2039‡(a)(j)	1,372	1,367
Series 2019-R05, Class 1B1, 4.25%, 7/25/2039(a)(j)	1,500	1,470
Series 2019-R06, Class 2B1, 3.90%, 9/25/2039(a)(j)	26,974	25,219
Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(a)(j)	13,358	13,292
Series 2019-R07, Class 1B1, 3.55%, 10/25/2039‡(a)(j)	3,000	2,880
Series 2020-R01, Class 1M2, 2.20%, 1/25/2040‡(a)(j)	3,800	3,755
Series 2020-R01, Class 1B1, 3.40%, 1/25/2040‡(a)(j)	2,000	1,830
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.70%, 6/25/2035(j)	288	218
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023‡	6,808	6,689

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deephaven Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(a)(j)	1,500	1,455
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(a)(j)	1,500	1,393
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(a)(j)	2,000	1,957
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(a)(j)	2,000	2,041
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(j)	6,690	6,662
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(a)(j)	5,650	5,572
Series 2020-1, Class A1, 2.34%, 1/25/2060(a)(j)	3,612	3,654
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(j)	4,570	4,616
Series 2020-1, Class M1, 3.01%, 1/25/2060‡(a)(j)	9,500	9,280
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(a)(j)	4,000	3,963
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(h)	143	148
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 1.95%, 4/25/2029(a)(j)	541	539
Series 2019-1, Class M2, 3.45%, 4/25/2029(a)(j)	2,240	2,194
FHLMC STACR Trust
Series 2018-HQA2, Class M2, 2.45%, 10/25/2048(a)(j)	8,430	8,293
Series 2018-HQA2, Class B1, 4.40%, 10/25/2048(a)(j)	1,670	1,648
Series 2019-HQA2, Class M2, 2.20%, 4/25/2049(a)(j)	1,453	1,433
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQA2, Class M3, 4.95%, 5/25/2028(j)	2,859	2,973
Series 2016-DNA1, Class M3, 5.72%, 7/25/2028(j)	6,703	7,066
Series 2016-HQA1, Class M3, 6.50%, 9/25/2028(j)	1,944	2,062
Series 2016-HQA2, Class M3, 5.30%, 11/25/2028(j)	16,615	17,436
Series 2016-DNA3, Class M3, 5.15%, 12/25/2028(j)	5,164	5,397
Series 2016-DNA4, Class M3, 3.95%, 3/25/2029(j)	2,392	2,482
Series 2016-HQA4, Class M3, 4.05%, 4/25/2029(j)	16,203	16,777
Series 2017-HQA1, Class M2, 3.70%, 8/25/2029(j)	5,287	5,402
Series 2017-DNA2, Class B1, 5.30%, 10/25/2029(j)	7,000	7,321
Series 2017-HQA2, Class B1, 4.90%, 12/25/2029(j)	2,500	2,563
Series 2017-DNA3, Class B1, 4.60%, 3/25/2030(j)	3,500	3,553
Series 2017-HQA3, Class B1, 4.60%, 4/25/2030(j)	1,000	1,007
Series 2018-HQA1, Class M2, 2.45%, 9/25/2030(j)	8,609	8,512
Series 2018-HQA1, Class B1, 4.50%, 9/25/2030(j)	7,510	7,361
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	221
Series 4149, IO, 3.00%, 1/15/2033	499	51
Series 4160, IO, 3.00%, 1/15/2033	1,549	153
Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,021	204
Series 2916, Class S, IF, IO, 7.11%, 1/15/2035(j)	2,752	619
Series 3145, Class GI, IF, IO, 6.46%, 4/15/2036(j)	2,451	519
Series 4116, Class LS, IF, IO, 6.06%, 10/15/2042(j)	377	88
Series 4495, Class PI, IO, 4.00%, 9/15/2043	578	52
Series 4321, Class PI, IO, 4.50%, 1/15/2044	489	75
Series 4670, Class TI, IO, 4.50%, 1/15/2044	864	92
Series 4550, Class DI, IO, 4.00%, 3/15/2044	448	46
Series 4612, Class QI, IO, 3.50%, 5/15/2044	696	61
Series 4612, Class PI, IO, 3.50%, 6/15/2044	57	6
Series 4657, Class QI, IO, 4.00%, 9/15/2044	731	71
Series 4585, Class JI, IO, 4.00%, 5/15/2045	440	63
Series 4628, Class PI, IO, 4.00%, 7/15/2045	439	53
Series 4844, Class PI, IO, 4.50%, 1/15/2046	1,942	78
Series 4842, Class PI, IO, 4.50%, 4/15/2046	463	29
Series 4599, Class SA, IF, IO, 5.86%, 7/15/2046(j)	334	72
Series 4681, Class SD, IF, IO, 6.01%, 5/15/2047(j)	811	157
Series 4694, Class SA, IF, IO, 5.96%, 6/15/2047(j)	1,256	201
Series 4689, Class SD, IF, IO, 6.01%, 6/15/2047(j)	1,174	231
Series 4717, Class SP, IF, IO, 5.96%, 8/15/2047(j)	32,456	7,906
Series 4707, Class SA, IF, IO, 6.01%, 8/15/2047(j)	1,044	243
Series 4709, Class SE, IF, IO, 6.01%, 8/15/2047(j)	817	169
Series 4714, Class SA, IF, IO, 6.01%, 8/15/2047(j)	909	198

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4769, IO, 4.00%, 9/15/2047	5,171	520
Series 4746, Class SC, IF, IO, 6.01%, 1/15/2048(j)	13,023	2,927
Series 4844, Class S, IF, IO, 5.96%, 11/15/2048(j)	9,379	1,342
Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,152	602
Series 4902, Class SA, IF, IO, 5.90%, 8/25/2049(j)	36,042	6,483
Series 4919, Class SH, IF, IO, 5.85%, 9/25/2049(j)	25,620	3,894
Series 4906, Class QS, IF, IO, 5.90%, 9/25/2049(j)	24,725	5,034
Series 4925, Class SA, IF, IO, 5.90%, 10/25/2049(j)	38,420	7,001
Series 4932, Class SA, IF, IO, 5.85%, 11/25/2049(j)	33,090	5,752
Series 4937, Class MS, IF, IO, 5.90%, 12/25/2049(j)	60,795	11,301
Series 4954, Class SY, IF, IO, 5.90%, 2/25/2050(j)	35,358	6,645
Series 4983, Class SY, IF, IO, 5.95%, 5/25/2050(j)	23,752	5,381
Series 4983, Class SA, IF, IO, 5.95%, 6/25/2050(j)	20,975	4,504
Series 4995, Class SB, IF, IO, 5.95%, 7/25/2050(j)	20,079	4,732
Series 5011, Class MI, IO, 3.00%, 9/25/2050	51,469	7,413
Series 5023, Class HI, IO, 3.00%, 10/25/2050	14,172	2,106
Series 5052, Class EI, IO, 3.00%, 12/25/2050	41,000	6,381
Series 4839, Class WS, IF, IO, 5.96%, 8/15/2056(j)	40,006	10,343
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	340	19
Series 277, Class S6, IF, IO, 5.91%, 9/15/2042(j)	25,205	4,156
Series 342, Class S7, IF, IO, 5.97%, 2/15/2045(j)	14,980	3,498
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.00%, 3/25/2050(a)(j)	2,328	2,330
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 5.15%, 7/25/2025‡(j)	3,051	3,129
Series 2016-C02, Class 1M2, 6.17%, 9/25/2028(j)	1,406	1,485
Series 2016-C03, Class 1M2, 5.45%, 10/25/2028(j)	2,098	2,232
Series 2016-C03, Class 2M2, 6.05%, 10/25/2028(j)	1,103	1,180
Series 2016-C05, Class 2M2, 4.60%, 1/25/2029(j)	1,757	1,824
Series 2016-C06, Class 1M2, 4.40%, 4/25/2029(j)	22,382	23,437
Series 2016-C07, Class 2M2, 4.52%, 5/25/2029(j)	6,149	6,384
Series 2017-C01, Class 1M2, 3.70%, 7/25/2029(j)	1,008	1,036
Series 2017-C01, Class 1B1, 5.90%, 7/25/2029(j)	16,485	17,635
Series 2017-C02, Class 2M2, 3.80%, 9/25/2029(j)	11,222	11,404
Series 2017-C02, Class 2B1, 5.65%, 9/25/2029(j)	5,500	5,719
Series 2017-C03, Class 1B1, 5.00%, 10/25/2029(j)	3,000	3,060
Series 2017-C05, Class 1M2, 2.35%, 1/25/2030(j)	10,606	10,546
Series 2017-C05, Class 1B1, 3.75%, 1/25/2030(j)	2,760	2,739
Series 2017-C06, Class 1M2, 2.80%, 2/25/2030(j)	2,390	2,396
Series 2017-C06, Class 2B1, 4.60%, 2/25/2030(j)	8,015	8,015
Series 2017-C07, Class 2M2, 2.65%, 5/25/2030(j)	4,902	4,877
Series 2017-C07, Class 1B1, 4.15%, 5/25/2030(j)	5,200	5,200
Series 2018-C01, Class 1B1, 3.70%, 7/25/2030(j)	2,870	2,863
Series 2018-C02, Class 2M2, 2.35%, 8/25/2030(j)	1,440	1,420
Series 2018-C03, Class 1M2, 2.32%, 10/25/2030(j)	297	294
Series 2018-C04, Class 2M2, 2.70%, 12/25/2030(j)	4,407	4,369
Series 2018-C04, Class 2B1, 4.65%, 12/25/2030(j)	4,250	4,271
Series 2018-C05, Class 1M2, 2.50%, 1/25/2031(j)	1,149	1,141
Series 2018-C05, Class 1B1, 4.40%, 1/25/2031(j)	3,000	2,974
Series 2018-C06, Class 1M2, 2.15%, 3/25/2031(j)	1,368	1,344
Series 2018-C06, Class 2M2, 2.25%, 3/25/2031(j)	948	931
Series 2018-C06, Class 1B1, 3.90%, 3/25/2031(j)	15,310	14,777
Series 2018-C06, Class 2B1, 4.25%, 3/25/2031(j)	2,860	2,746
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,136	95
Series 2012-93, Class FS, IF, IO, 6.00%, 9/25/2032(j)	3,667	677
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	3,228	312
Series 2003-76, Class SB, IF, IO, 6.90%, 8/25/2033(j)	2,729	470
Series 2006-42, Class LI, IF, IO, 6.41%, 6/25/2036(j)	2,264	468
Series 2011-79, Class SD, IF, IO, 5.75%, 8/25/2041(j)	6,420	1,269

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-78, Class JS, IF, IO, 5.85%, 8/25/2041(j)	2,958	644
Series 2012-101, Class SC, IF, IO, 5.85%, 9/25/2042(j)	11,007	1,720
Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	715	96
Series 2012-133, Class HS, IF, IO, 6.00%, 12/25/2042(j)	341	86
Series 2012-133, Class NS, IF, IO, 6.00%, 12/25/2042(j)	1,536	338
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	602	65
Series 2015-35, Class SA, IF, IO, 5.45%, 6/25/2045(j)	16,157	2,886
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	503	76
Series 2016-56, Class ST, IF, IO, 5.85%, 8/25/2046(j)	8,482	2,014
Series 2016-63, Class AS, IF, IO, 5.85%, 9/25/2046(j)	174	37
Series 2016-75, Class SC, IF, IO, 5.95%, 10/25/2046(j)	11,711	2,444
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	631	91
Series 2016-95, Class ES, IF, IO, 5.85%, 12/25/2046(j)	2,877	687
Series 2017-13, Class AS, IF, IO, 5.90%, 2/25/2047(j)	1,050	233
Series 2017-6, Class SB, IF, IO, 5.90%, 2/25/2047(j)	198	42
Series 2017-16, Class SM, IF, IO, 5.90%, 3/25/2047(j)	6,509	1,338
Series 2017-39, Class ST, IF, IO, 5.95%, 5/25/2047(j)	2,608	548
Series 2017-70, Class SA, IF, IO, 6.00%, 9/25/2047(j)	1,627	367
Series 2017-69, Class SH, IF, IO, 6.05%, 9/25/2047(j)	1,407	307
Series 2017-81, Class SM, IF, IO, 6.05%, 10/25/2047(j)	27,798	6,827
Series 2017-90, Class SP, IF, IO, 6.00%, 11/25/2047(j)	4,435	1,087
Series 2017-93, Class SA, IF, IO, 6.00%, 11/25/2047(j)	24,005	4,518
Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	1,101	103
Series 2017-112, Class SC, IF, IO, 6.00%, 1/25/2048(j)	5,733	1,022
Series 2018-16, Class SN, IF, IO, 6.10%, 3/25/2048(j)	3,536	618
Series 2018-27, Class SE, IF, IO, 6.05%, 5/25/2048(j)	5,169	1,122
Series 2018-67, Class SN, IF, IO, 6.05%, 9/25/2048(j)	10,254	2,030
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,188	346
Series 2018-73, Class SC, IF, IO, 6.05%, 10/25/2048(j)	7,334	1,450
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	4,099	664
Series 2019-37, Class CS, IF, IO, 5.90%, 7/25/2049(j)	6,325	1,602
Series 2019-42, Class SK, IF, IO, 5.90%, 8/25/2049(j)	13,493	2,511
Series 2019-62, Class SP, IF, IO, 5.90%, 11/25/2049(j)	28,286	6,499
Series 2020-54, Class AS, IF, IO, 6.00%, 8/25/2050(j)	47,568	10,564
Series 2017-57, Class SA, IF, IO, 5.95%, 8/25/2057(j)	1,274	264
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	290	19
Series 421, Class C3, IO, 4.00%, 7/25/2030	521	47
FTF 8.00%, 8/15/2024	6,500	3,413
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060‡(a)(j)	10,871	10,691
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(a)(j)	3,000	2,962
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	49	50
GNMA
Series 2013-182, Class MS, IF, IO, 5.99%, 12/20/2043(j)	14,737	3,539
Series 2015-110, Class MS, IF, IO, 5.56%, 8/20/2045(j)	10,232	1,662
Series 2016-33, Class US, IF, IO, 5.90%, 3/20/2046(j)	16,563	3,087
Series 2016-49, Class SB, IF, IO, 5.90%, 4/20/2046(j)	6,629	1,361
Series 2016-48, Class DS, IF, IO, 5.95%, 4/20/2046(j)	28,568	6,037
Series 2016-83, Class SA, IF, IO, 5.95%, 6/20/2046(j)	4,057	823
Series 2016-108, Class SN, IF, IO, 5.93%, 8/20/2046(j)	20,281	4,616
Series 2016-108, Class SM, IF, IO, 5.95%, 8/20/2046(j)	4,672	1,072
Series 2016-111, Class SA, IF, IO, 5.95%, 8/20/2046(j)	7,819	1,808
Series 2016-120, Class NS, IF, IO, 5.95%, 9/20/2046(j)	5,207	1,018
Series 2016-120, Class SA, IF, IO, 5.95%, 9/20/2046(j)	25,877	6,174
Series 2016-146, Class NS, IF, IO, 5.95%, 10/20/2046(j)	6,417	1,526
Series 2016-147, Class AS, IF, IO, 5.95%, 10/20/2046(j)	9,212	1,860
Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	1,903	152
Series 2017-36, Class SL, IF, IO, 6.06%, 3/16/2047(j)	10,023	2,096
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,672	190
Series 2017-68, Class DS, IF, IO, 6.00%, 5/20/2047(j)	21,359	4,551

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-68, Class SA, IF, IO, 6.00%, 5/20/2047(j)	4,764	972
Series 2017-80, Class AS, IF, IO, 6.05%, 5/20/2047(j)	5,164	1,133
Series 2017-85, Class SA, IF, IO, 6.00%, 6/20/2047(j)	7,587	1,351
Series 2017-101, Class SK, IF, IO, 6.05%, 7/20/2047(j)	11,276	2,291
Series 2017-107, Class KS, IF, IO, 6.05%, 7/20/2047(j)	10,495	1,949
Series 2017-120, Class ES, IF, IO, 6.05%, 8/20/2047(j)	8,997	1,987
Series 2017-134, Class SB, IF, IO, 6.05%, 9/20/2047(j)	7,160	1,220
Series 2017-134, Class SD, IF, IO, 6.05%, 9/20/2047(j)	11,318	2,493
Series 2017-155, Class KS, IF, IO, 6.05%, 10/20/2047(j)	8,193	1,433
Series 2017-161, Class DS, IF, IO, 6.10%, 10/20/2047(j)	5,666	1,383
Series 2017-163, Class HS, IF, IO, 6.05%, 11/20/2047(j)	15,705	2,956
Series 2017-180, Class SD, IF, IO, 6.05%, 12/20/2047(j)	8,187	1,870
Series 2018-7, Class DS, IF, IO, 5.55%, 1/20/2048(j)	5,526	916
Series 2018-6, Class CS, IF, IO, 6.05%, 1/20/2048(j)	6,247	1,426
Series 2018-36, Class SG, IF, IO, 6.05%, 3/20/2048(j)	5,321	925
Series 2018-46, Class AS, IF, IO, 6.05%, 3/20/2048(j)	19,561	4,570
Series 2018-63, Class BS, IF, IO, 6.05%, 4/20/2048(j)	12,585	2,642
Series 2018-63, Class SB, IF, IO, 6.05%, 4/20/2048(j)	6,708	1,143
Series 2018-65, Class DS, IF, IO, 6.05%, 5/20/2048(j)	7,740	1,808
Series 2018-125, Class SU, IF, IO, 6.05%, 9/20/2048(j)	23,401	4,519
Series 2018-147, Class SD, IF, IO, 6.00%, 10/20/2048(j)	5,146	842
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	198	37
Series 2019-1, Class SG, IF, IO, 5.90%, 1/20/2049(j)	18,867	3,542
Series 2019-49, Class SB, IF, IO, 5.39%, 4/20/2049(j)	11,672	1,602
Series 2019-42, Class SJ, IF, IO, 5.90%, 4/20/2049(j)	12,226	1,737
Series 2019-43, Class LS, IF, IO, 5.90%, 4/20/2049(j)	5,497	1,007
Series 2019-65, Class ST, IF, IO, 5.90%, 5/20/2049(j)	19,413	2,951
Series 2019-56, Class GS, IF, IO, 6.00%, 5/20/2049(j)	12,339	2,457
Series 2019-71, Class SA, IF, IO, 6.00%, 6/20/2049(j)	21,173	3,893
Series 2019-71, Class SK, IF, IO, 6.00%, 6/20/2049(j)	18,073	3,029
Series 2019-85, Class CS, IF, IO, 5.95%, 7/20/2049(j)	33,186	6,412
Series 2019-86, Class ST, IF, IO, 5.95%, 7/20/2049(j)	17,506	2,592
Series 2019-89, Class KS, IF, IO, 5.95%, 7/20/2049(j)	25,509	3,946
Series 2019-103, Class SC, IF, IO, 5.90%, 8/20/2049(j)	35,064	6,099
Series 2019-99, Class SJ, IF, IO, 5.90%, 8/20/2049(j)	17,735	2,922
Series 2019-97, Class GS, IF, IO, 5.95%, 8/20/2049(j)	41,533	7,267
Series 2019-115, Class SA, IF, IO, 5.90%, 9/20/2049(j)	16,716	2,775
Series 2019-115, Class US, IF, IO, 5.90%, 9/20/2049(j)	21,794	3,665
Series 2019-119, Class SA, IF, IO, 5.90%, 9/20/2049(j)	30,398	5,410
Series 2019-120, Class DS, IF, IO, 5.90%, 9/20/2049(j)	21,536	3,857
Series 2019-115, Class SW, IF, IO, 5.95%, 9/20/2049(j)	42,046	6,124
Series 2019-117, Class SA, IF, IO, 5.95%, 9/20/2049(j)	25,218	4,965
Series 2019-132, Class SK, IF, IO, 5.90%, 10/20/2049(j)	25,195	3,497
Series 2019-138, Class SW, IF, IO, 5.90%, 10/20/2049(j)	5,050	882
Series 2019-158, Class SG, IF, IO, 5.90%, 12/20/2049(j)	28,653	4,533
Series 2020-11, Class LS, IF, IO, 5.90%, 1/20/2050(j)	76,970	11,795
Series 2020-33, Class SB, IF, IO, 5.90%, 3/20/2050(j)	32,278	8,195
Series 2020-86, Class TS, IF, IO, 5.45%, 6/20/2050(j)	17,902	3,182
Series 2020-101, Class SA, IF, IO, 6.05%, 7/20/2050(j)	98,028	21,953
Series 2020-101, Class SJ, IF, IO, 6.05%, 7/20/2050(j)	73,498	16,790
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(j)	2,473	106
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	332	322
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(j)	179	87
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.38%, 9/25/2035(j)	170	175
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.33%, 1/25/2047(j)	9,653	9,281
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(a)(j)	2,220	2,265
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(a)(j)	2,600	2,707

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(a)(j)	5,000	5,095
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025(a)(h)	7,653	7,653
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500
Impac CMB Trust Series 2005-1, Class 1A2, 0.77%, 4/25/2035(j)	330	325
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.97%, 9/25/2037(j)	16,334	13,612
JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	58	63
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.31%, 8/25/2036(h)	2,988	2,878
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	14,414	10,408
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(a)(h)	8,580	8,495
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	12,000	12,153
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(h)	9,300	9,188
Series 2020-RTL1, Class A2, 3.72%, 10/25/2024(a)(h)	4,250	4,128
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033‡(j)	59	60
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	49	50
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.73%, 8/25/2033(j)	80	79
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057(a)(j)	18,341	470
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058(a)(j)	38,892	1,619
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(j)	3,042	3,016
OBX Trust Series 2020-EXP1, Class 2A1, 0.90%, 2/25/2060(a)(j)	4,167	4,186
P-stlb 9.25%, 10/11/2026‡	7,700	7,700
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A, 2.90%, 5/27/2023(a)(j)	1,953	1,884
Series 2019-1R, Class A, 2.15%, 3/27/2024(a)(j)	5,147	4,689
PRPM
Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(j)	11,704	11,768
Series 2019-GS1, Class A2, 4.75%, 10/25/2024(a)(j)	4,598	4,592
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(h)	1,889	1,905
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(h)	1,681	1,682
Series 2020-3, Class A2, 5.07%, 9/25/2025(a)(h)	3,400	3,400
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	108	112
Repo Buyer 8.32%, 5/14/2022‡	3,999	3,999
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	9,512	9,480
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025(a)(h)	19,804	19,379
SART
5.64%, 2/15/2024‡	1,001	973
4.75%, 7/15/2024	393	395
4.76%, 6/15/2025	957	971
SART CRR
Series 4, Class B, 4.70%, 10/15/2024‡	2,004	1,945
5.01%, 4/15/2026‡	1,526	1,483
4.60%, 7/15/2026‡	1,888	1,832
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056(j)	27,337	25
STACR Trust
Series 2018-HRP1, Class M2, 1.80%, 4/25/2043‡(a)(j)	843	825
Series 2018-HRP1, Class B1, 3.90%, 4/25/2043‡(a)(j)	2,830	2,779
Series 2018-HRP2, Class M3, 2.55%, 2/25/2047‡(a)(j)	15,859	15,382
Series 2018-DNA3, Class B1, 4.05%, 9/25/2048‡(a)(j)	2,300	2,260
Starwood Mortgage Residential Trust Series 2019-1, Class M1, 3.76%, 6/25/2049‡(a)(j)	3,500	3,543
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.74%, 10/25/2037(j)	2,505	2,380
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 1.00%, 5/25/2047(j)	16,830	13,082
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(h)	726	728
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024(a)(h)	5,500	5,380
Verus Securitization Trust Series 2018-2, Class A1, 3.68%, 6/1/2058(a)(j)	304	307

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-INV2, Class A1FL, 1.35%, 10/25/2058(a)(j)	3,606	3,613
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(j)	5,200	5,318
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(a)(j)	7,606	7,664
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(j)	2,200	2,172
Series 2019-INV1, Class M1, 4.03%, 12/25/2059(a)(j)	1,190	1,204
Series 2019-INV1, Class B1, 4.99%, 12/25/2059(a)	750	758
Series 2020-1, Class A2, 2.64%, 1/25/2060(a)(h)	6,307	6,427
Series 2020-1, Class A3, 2.72%, 1/25/2060(a)(h)	4,483	4,563
Series 2020-1, Class M1, 3.02%, 1/25/2060‡(a)(j)	1,990	1,988
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(a)(j)	1,150	1,150
Series 2020-2, Class A1, 2.23%, 5/25/2060(a)(j)	863	871
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054‡(a)(j)	820	818
VOLT PT 7/27/2023‡	19,687	18,851
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	129	133
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.89%, 8/25/2033(j)	150	154
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	117	120
Series 2005-AR7, Class A3, 2.96%, 8/25/2035(j)	95	97

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,163,349)		1,140,587

MORTGAGE-BACKED SECURITIES — 4.2%
FNMA UMBS, 30 Year Pool # MA4159, 2.50%, 10/1/2050	273,179	286,544
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	971	1,091
Pool # BN2462, 4.50%, 6/20/2048	215	231
Pool # BH2761, 4.50%, 9/20/2048	2,311	2,563
Pool # BJ4027, 4.50%, 9/20/2048	615	682
Pool # BJ4052, 4.50%, 9/20/2048	522	578
Pool # BH5219, 4.50%, 10/20/2048	504	558
Pool # BI9909, 4.50%, 10/20/2048	942	1,043
Pool # BJ0977, 4.50%, 10/20/2048	602	668
Pool # BJ4126, 4.50%, 10/20/2048	650	722
Pool # BJ4168, 4.50%, 10/20/2048	1,081	1,197
Pool # BJ4297, 4.50%, 10/20/2048	620	685
Pool # BJ4354, 4.50%, 10/20/2048	683	756
Pool # BJ4396, 4.50%, 10/20/2048	1,064	1,177
Pool # BJ9835, 4.50%, 1/20/2049	1,085	1,211
Pool # BJ9839, 4.38%, 4/20/2049	613	693
Pool # BL9253, 4.50%, 6/20/2049	597	647
Pool # BN2463, 4.50%, 6/20/2049	114	124
Pool # BJ9846, 4.50%, 7/20/2049	1,694	1,902
Pool # BM5450, 4.50%, 7/20/2049	866	938
Pool # BJ9850, 4.50%, 8/20/2049	747	839
Pool # BJ9854, 4.50%, 9/20/2049	1,078	1,209
Pool # BJ9863, 4.50%, 11/20/2049	1,576	1,770
Pool # BQ8922, 4.50%, 12/20/2049	739	880

TOTAL MORTGAGE-BACKED SECURITIES (Cost $308,129)		308,708

FOREIGN GOVERNMENT SECURITIES — 2.9%
Arab Republic of Egypt (Egypt)
7.05%, 1/15/2032(f)	10,300	10,889
8.88%, 5/29/2050(f)	3,200	3,557
Democratic Socialist Republic of Sri Lanka (Sri Lanka) 6.20%, 5/11/2027(f)	7,850	4,612
Dominican Republic Government Bond (Dominican Republic) 5.88%, 1/30/2060(a)	13,650	14,226
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(f)	4,400	4,320
Federal Republic of Nigeria (Nigeria)
7.14%, 2/23/2030(f)	14,000	14,709
7.63%, 11/28/2047(f)	1,400	1,426

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hashemite Kingdom of Jordan (Jordan) 7.38%, 10/10/2047(f)	6,600	7,328
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028(f)	1,900	2,176
5.45%, 9/16/2032(a)	6,689	6,940
Republic of Angola (Angola)
8.00%, 11/26/2029(a)	5,720	4,977
8.00%, 11/26/2029(f)	500	435
9.13%, 11/26/2049(f)	5,100	4,373
Republic of Belarus (Belarus)
6.88%, 2/28/2023(f)	1,600	1,650
7.63%, 6/29/2027(f)	2,700	2,888
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025(f)	1,100	980
5.63%, 4/30/2043(f)	1,200	950
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(f)	13,737	15,450
5.75%, 12/31/2032(f)(h)	2,541	2,543
Republic of El Salvador (El Salvador)
8.63%, 2/28/2029(f)	7,700	7,187
7.63%, 2/1/2041(f)	4,400	3,784
7.12%, 1/20/2050(f)	3,700	3,083
Republic of Ghana (Ghana)
6.38%, 2/11/2027(f)	7,900	7,932
7.88%, 2/11/2035(a)	1,420	1,382
8.95%, 3/26/2051(f)	500	497
8.75%, 3/11/2061(f)	3,700	3,630
8.75%, 3/11/2061(a)	3,300	3,238
Republic of Iraq (Iraq) 5.80%, 1/15/2028(f)	3,750	3,443
Republic of Kenya (Kenya)
6.88%, 6/24/2024(f)	1,700	1,839
8.00%, 5/22/2032(a)	1,780	2,032
8.00%, 5/22/2032(f)	9,000	10,274
Republic of Namibia (Namibia) 5.25%, 10/29/2025(f)	4,900	5,128
Republic of Paraguay (Paraguay)
6.10%, 8/11/2044(f)	6,375	8,441
5.40%, 3/30/2050(a)	2,970	3,705
Republic of Senegal (Senegal)
6.25%, 5/23/2033(f)	1,400	1,544
6.75%, 3/13/2048(f)	8,600	9,320
Republic of South Africa (South Africa)
5.00%, 10/12/2046	1,600	1,435
5.75%, 9/30/2049	6,020	5,790
Sultanate of Oman Government Bond (Oman)
4.88%, 2/1/2025(f)	4,100	4,082
5.38%, 3/8/2027(f)	2,900	2,838
7.38%, 10/28/2032(a)	1,791	1,876
Ukraine Government Bond (Ukraine)
8.99%, 2/1/2024(f)	3,400	3,796
7.75%, 9/1/2025(f)	4,600	5,055
9.75%, 11/1/2028(f)	3,700	4,403

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $213,818)		210,163

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.6%
SPDR Blackstone (Cost $43,261)	975	43,992

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.3%(l)
Aerospace & Defense — 0.0%(c)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/4/2024(e)	4	3

Automobiles — 0.0%(c)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 8/14/2024(e)	99	95

Chemicals — 0.0%(c)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024(e)	259	254
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(e)(m)	2,000	1,980

		2,234

Construction & Engineering — 0.0%(c)
Thor, Inc. 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025‡(e)	907	885

Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(e)(m)	1,500	1,426
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(e)	2,000	1,997

		3,423

Diversified Consumer Services — 0.0%(c)
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026(e)	89	89

Diversified Financial Services — 0.1%
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(e)	3,000	2,996

Diversified Telecommunication Services — 0.0%(c)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(e)	206	205

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(e)	50	51

		256

Electric Utilities — 0.0%(c)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(e)	44	39
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(e)	2	2

		41

Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(e)	2,180	2,180
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(e)	79	69
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 10/22/2025(e)	150	149

		2,398

Health Care Equipment & Supplies — 0.0%(c)
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(e)(m)	1,500	1,498

Health Care Providers & Services — 0.0%(c)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(e)	1,110	1,094

Hotels, Restaurants & Leisure — 0.0%(c)
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 7.50%, 12/1/2023(e)	293	273

Interactive Media & Services — 0.0%(c)
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(e)	145	144

IT Services — 0.0%(c)
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(e)(m)	2,000	1,963

Leisure Products — 0.0%(c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(e)(i)	58	29
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(i)	247	—

		29

Oil, Gas & Consumable Fuels — 0.0%(c)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(e)	677	491

Pharmaceuticals — 0.0%(c)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(e)	671	650

Software — 0.0%(c)
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(e)(m)	1,500	1,496
Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 12/1/2023(e)	96	96

		1,592

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(e)(n)	12	10

TOTAL LOAN ASSIGNMENTS (Cost $20,156)		20,164

	Shares (000)
PREFERRED STOCKS — 0.2%
Electric Utilities — 0.2%
SCE Trust II 5.10%, 5/5/2020 ($25 par value)(o)	30	744
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(o)	240	5,669
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	5,259

		11,672

Insurance — 0.0%(c)
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value)(o)	97	2,595

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	16		19

TOTAL PREFERRED STOCKS (Cost $13,671)			14,286

COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*‡	5		—

Auto Components — 0.0%(c)
Reminco LLC*‡	2		2

Food & Staples Retailing — 0.0%(c)
Moran Foods Backstop Equity*‡	45		45

Media — 0.0%(c)
Clear Channel Outdoor Holdings, Inc.*	6		9
iHeartMedia, Inc., Class A*	—	(p)	3

			12

Oil, Gas & Consumable Fuels — 0.1%
Battalion Oil Corp.*	1		5
California Resources Corp.*	4		87
Denbury, Inc.*	51		1,147
EP Energy Corp.*	11		265
Oasis Petroleum, Inc.*	90		3,062
Whiting Petroleum Corp.*	113		2,557

			7,123

Professional Services — 0.0%(c)
NMG, Inc.*‡	—	(p)	—	(p)

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	—	(p)	3

TOTAL COMMON STOCKS (Cost $10,179)			7,185

	Principal Amount ($000)
MUNICIPAL BONDS — 0.0%(c)(q)
California — 0.0%(c)
Los Angeles Community College District, Election of 2008 Series E, GO, 6.75%, 8/1/2049	100		179
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		319
Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140		201
University of California, Medical Center, Build America Series F, Rev., 6.58%, 5/15/2049	255		409
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100		121

Total California			1,229

Colorado — 0.0%(c)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		191

Illinois — 0.0%(c)
Illinois Finance Authority, University of Chicago (The) Series A, Rev., 4.00%, 10/1/2049	25		26

Indiana — 0.0%(c)
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		350

New Jersey — 0.0%(c)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		26

Texas — 0.0%(c)
North Texas Tollway Authority System, First Tier Series B, Rev., 6.72%, 1/1/2049	131		227

TOTAL MUNICIPAL BONDS (Cost $1,739)			2,049

	No. of Contracts
OPTIONS PURCHASED — 0.0%(c)
CALL OPTIONS PURCHASED — 0.0%(c)
Future Interest Rate Options — 0.0%(c)
U.S. Treasury 10 Year Note 12/24/2020 at USD 139.50, American Style Notional Amount: USD 1,367,000 Exchange-Traded* (Cost $1,093)	13,670		854

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Diversified Telecommunication Services — 0.0%(c)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(p)	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	No. of Warrants (000)		Value ($000)
Media — 0.0%(c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	—	(p)	—	(p)

Wireless Telecommunication Services — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	2		15

TOTAL WARRANTS (Cost $37)			22

	Shares (000)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(r)(s)(Cost $26,506)	26,490		26,506

TOTAL SHORT-TERM INVESTMENTS (Cost $26,506)			26,506

Total Investments — 99.0% (Cost $7,274,223)			7,243,897
Other Assets Less Liabilities — 1.0%			73,866

Net Assets — 100.0%			7,317,763

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2020.
(p)	Amount rounds to less than one thousand.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,904	03/2021	USD	862,205	297
U.S. Treasury 5 Year Note	275	03/2021	USD	34,650	21
U.S. Treasury 10 Year Note	282	03/2021	USD	38,947	—	(a)
U.S. Treasury 10 Year Ultra Note	1,556	03/2021	USD	244,316	(37)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

U.S. Treasury Long Bond	91	03/2021	USD	15,897	(6)
U.S. Treasury Ultra Bond	312	03/2021	USD	67,294	(633)

					(358)

Short Contracts
U.S. Treasury 2 Year Note	(2,967)	03/2021	USD	(655,267)	(255)
U.S. Treasury 5 Year Note	(1,046)	03/2021	USD	(131,796)	(91)
U.S. Treasury 10 Year Note	(6,060)	03/2021	USD	(836,943)	(57)
U.S. Treasury Ultra Bond	(1,436)	03/2021	USD	(309,727)	2,904

					2,501

					2,143

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding—sell protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.83	USD 5,000	(57)	(528)	(585)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.83	USD 7,500	(41)	(837)	(878)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.83	USD 5,000	(176)	(410)	(586)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.83	USD 5,000	(251)	(334)	(585)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 12,500	(140)	(1,323)	(1,463)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 5,500	(66)	(578)	(644)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 8,017	(96)	(842)	(938)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 12,500	(60)	(1,404)	(1,464)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 5,000	(249)	(336)	(585)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 2,500	(125)	(168)	(293)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.83	USD 12,500	(376)	(1,087)	(1,463)

							(1,637)	(7,847)	(9,484)

Centrally Cleared Credit default swap contracts outstanding - buy protection(e) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 177,000	8,792	(3,601)	5,191
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 261,840	(13,121)	(12,881)	(26,002)

						(4,329)	(16,482)	(20,811)

(a)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(e)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of November 30, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(1,637)	(9,484)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$959,099	$447,394		$1,406,493
Collateralized Mortgage Obligations	—	888,648	251,939		1,140,587
Commercial Mortgage-Backed Securities	—	1,574,881	319,215		1,894,096
Common Stocks
Aerospace & Defense	—	—	—	(a)	— (a)
Auto Components	—	—	2		2
Food & Staples Retailing	—	—	45		45
Media	12	—	—		12
Oil, Gas & Consumable Fuels	6,858	265	—		7,123
Professional Services	—	—	—	(b)	— (b)
Specialty Retail	—	—	3		3

Total Common Stocks	6,870	265	50		7,185

Corporate Bonds	—	2,168,792	—		2,168,792
Exchange-Traded Funds	43,992	—	—		43,992
Foreign Government Securities	—	210,163	—		210,163
Loan Assignments
Aerospace & Defense	—	3	—		3
Automobiles	—	95	—		95
Chemicals	—	2,234	—		2,234
Construction & Engineering	—	—	885		885
Containers & Packaging	—	3,423	—		3,423
Diversified Consumer Services	—	89	—		89
Diversified Financial Services	—	2,996	—		2,996
Diversified Telecommunication Services	—	256	—		256
Electric Utilities	—	41	—		41
Food & Staples Retailing	—	218	2,180		2,398
Health Care Equipment & Supplies	—	1,498	—		1,498
Health Care Providers & Services	—	1,094	—		1,094
Hotels, Restaurants & Leisure	—	273	—		273
Interactive Media & Services	—	144	—		144
IT Services	—	1,963	—		1,963
Leisure Products	—	— (a)	29		29
Oil, Gas & Consumable Fuels	—	491	—		491
Pharmaceuticals	—	650	—		650
Software	—	1,592	—		1,592
Specialty Retail	—	10	—		10

Total Loan Assignments	—	17,070	3,094		20,164

Mortgage-Backed Securities	—	308,708	—		308,708
Municipal Bonds	—	2,049	—		2,049
Options Purchased
Call Options Purchased	854	—	—		854
Preferred Stocks
Electric Utilities	11,672	—	—		11,672
Insurance	2,595	—	—		2,595
Internet & Direct Marketing Retail	—	—	19		19

Total Preferred Stocks	14,267	—	19		14,286

Warrants	—	—	22		22
Short-Term Investments
Investment Companies	26,506	—	—		26,506

Total Investments in Securities	$92,489	$6,129,675	$1,021,733		$7,243,897

Appreciation in Other Financial Instruments
Futures Contracts	$3,222	$—	$—		$3,222

Depreciation in Other Financial Instruments
Futures Contracts	$(1,022)	$(57)	$—		$(1,079)
Swaps	—	(24,329)	—		(24,329)

Total Depreciation in Other Financial Instruments	$(1,022)	$(24,386)	$—		$(25,408)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Security Description	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)*	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020		Horizontal Footing	Variance
Investments in Securities:
Asset-Backed Securities	$351,115		$(1,506)	$(3,877)	$61	$184,532		$(79,815)	$27,127	$(30,243)	$447,394		447,394	—
Collateralized Mortgage Obligations	170,293		281	(5,134)	(98)	43,040		(38,114)	84,870	(3,199)	251,939		251,939	—
Commercial Mortgage-Backed Securities	174,388		(7,626)	(37,639)	341	124,630		(39,515)	109,188	(4,552)	319,215		319,215	—
Common Stocks - Aerospace & Defense	4		—	(4)	—	—		—	—	—	—	(a)	—	—
Common Stocks - Auto Components	—	(a)	—	2	—	—		—	—	—	2		2	—
Common Stocks - Capital Markets	35		35	(17)	—	—		(53)	—	—	—	(a)	—	—
Common Stocks - Food & Staples Retailing	—	(a)	—	43	—	2		—	—	—	45		45	—
Common Stocks - Professional Services	—	(a)	—	— (b)	—	—	(b)	—	—	—	—	(b)	—	—
Common Stocks - Specialty Retail	5		—	(2)	—	—		—	—	—	3		3	—
Corporate Bonds - Wireless Telecommunication Services	5,977		15	(202)	19	—		(5,809)	—	—	—	(a)	—	—
Loan Assignments - Construction & Engineering	1,064		—	(5)	5	—		(179)	—	—	885		885	—
Loan Assignments - Food & Staples Retailing	—	(a)	—	182	28	1,970		—	—	—	2,180		2180	—
Loan Assignments - Leisure Products	58		—	(29)	—	—	(b)	—	—	—	29		29	—
Preferred Stocks - Internet & Direct Marketing Retail	—	(a)	—	3	—	16		—	—	—	19		19	—
Warrants - Diversified Telecommunication Services	—	(a)	—	7	—	—		—	—	—	7		7	—
Warrants - Media	—	(a)	—	—	—	—	(b)	—	—	—	—	(b)	—	—
Warrants - Road & Rail	—	(a)	—	—	—	—		—	—	—	—	(a)	—	—
Warrants - Wireless Telecommunication Services	29		—	(14)	—	—		—	—	—	15		15	—

	$702,968		$(8,801)	$(46,686)	$356	$354,190		$(163,485)	$221,185	$(37,994)	$1,021,733		1,021,733	—

*

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(44,362,000) approximately.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

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TO COME

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $xx,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$34,094	$3,356,270	$3,364,108	$251	$(1)	$26,506	26,490	$507	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	122,018	10,000	131,935	(73)	(10)	—	—	94	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	11,862	38,075	49,937	—	—	—	—	10	—

Total	$167,974	$3,404,345	$3,545,980	$178	$(11)	$26,506		$611	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(2). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.